                               [Logo]


               SEASONS SERIES TRUST SEMIANNUAL REPORT

                         SEPTEMBER 30, 1997


Dear Investor:

We are pleased to present the first semiannual report for the Seasons Series Trust, the underlying investment for your SEASONS VARIABLE ANNUITY issued by Anchor National Life Insurance Company. The report covers the period from the Trust's inception on April 15, 1997, to September 30, 1997. We are also excited to report that as of September 30, 1997, SEASONS holds
$175.1 million in assets among 2,396 contract owners.

You can look forward to hearing from us every six months, as we update you on the economy and investment outlook from SEASONS' five world-class money managers. The following includes overviews of the global, U.S. equity and U.S. fixed income markets for the last six months, as well as comments from Putnam Investment Management, Inc., T. Rowe Price Associates Inc., Janus Capital Corporation, SunAmerica Asset Management Corp., and Wellington Management Company, LLP on their particular areas of expertise in SEASONS.

GLOBAL MARKET OVERVIEW
Led by U.S. and European stocks, the global capital markets showed remarkable strength for most of the year. Moderate economic growth and benign inflation proved to be extremely supportive of corporate earnings and stock price appreciation. However, in August, volatility reappeared in the global markets as a slowing economy caused Japanese stocks to fall and currency turmoil battered Southeast Asian markets. U.S. and European stocks recovered significantly in September.

     Outlook from Putnam Investment Management
     "WE BELIEVE THAT THE POSITIVE ECONOMIC CONDITIONS BEHIND THE U.S. STOCK MARKET WILL CONTINUE IN THE NEAR FUTURE. AS A RESULT, WE EXPECT THAT OVER THE NEXT SIX TO 12 MONTHS: (1) U.S. STOCKS WILL HAVE SCOPE FOR FURTHER APPRECIATION; AND (2) INTERNATIONAL STOCKS WILL PERFORM IN LINE WITH U.S. STOCKS."

U.S. EQUITY MARKET OVERVIEW
With strong earnings growth, low inflation, and high cash flows into mutual funds, the U.S. stock market continued to break new highs. Equities rose in July as interest rates fell and second-quarter earnings proved robust. A sell-off in August was tied to uncertainty over the strength of the economy and fears of a rate hike by the Federal Reserve. In September, investors regained confidence and pushed stocks higher, as inflation remained low and economic growth returned to a more moderate pace.

Large-capitalization stocks led the market for most of the year, as overall earnings continued to be strong and new money poured into the market at an unprecedented pace. Although the small-cap sector lagged behind for the first half of 1997, smaller stocks began to outperform during the summer.
The major factors behind this trend were the huge valuation gap between the large and small stock universes, the moderating growth of large companies and the relatively attractive values of small-cap stocks.

     Outlook from SunAmerica Asset Management Corp.
     "SINCE THE LAUNCH OF SEASONS IN APRIL 1997, WE HAVE EXPERIENCED A CONTINUATION OF A MODERATELY GROWING, LOW INFLATIONARY ECONOMIC CLIMATE. AS A RESULT OF THIS BENIGN ENVIRONMENT, THE FEDERAL RESERVE HAS INCREASED SHORT-TERM INTEREST RATES ONLY ONCE IN 1997. WE BELIEVE THIS MODERATE BACKDROP SHOULD CONTINUE INTO 1998."

     Outlook from Janus Capital Corporation
     "AS WE ENTER THE FOURTH QUARTER, WE ARE VERY PLEASED BY THE STOCK MARKET'S CONTINUING BREADTH. ALTHOUGH WE INTEND TO KEEP AN EYE ON INTEREST RATES, IT IS ENCOURAGING THAT THE RECENT RATE VOLATILITY HAS BEEN WITHIN A RELATIVELY NARROW RANGE. AS LONG AS THE MODERATE-GROWTH, LOW-INFLATION SCENARIO REMAINS IN PLACE, WE SHOULD ENJOY GOOD RETURNS FROM STOCKS."

     Outlook from T. Rowe Price Associates
     "THE PROSPECTS FOR MANY GROWTH COMPANIES AND INDUSTRIES ARE GOOD. WE BELIEVE THE UNDERLYING FUNDAMENTALS ARE POSITIVE, ALTHOUGH VALUATIONS REMAIN HIGH."

U.S. FIXED INCOME MARKET OVERVIEW
The fixed income markets performed well, as interest rates declined substantially over the period from April 15, 1997, to September 30, 1997.
The yield on two-year and 30-year Treasury bonds fell by approximately 80 and 85 basis points respectively. The primary factors driving rates lower were the solid demand for bonds from foreign accounts, lower-than-expected inflation reports, and lower deficit projections, coupled with a balanced budget amendment.

While inflation has trended steadily lower, economic growth rates in the U.S. and abroad have been surprisingly strong. Global growth is expected to accelerate, with strong performance in North America, Latin America and Continental Europe outweighing reduced expectations from Asia.

     Outlook from Wellington Management Company
     "GOING FORWARD, WE BELIEVE THAT BOND YIELDS WILL CONTINUE TO FEEL THE TUG-OF-WAR BETWEEN HIGHER GROWTH AND LOW INFLATION. HOWEVER, WITH THE 12-MONTH CONSUMER PRICE INDEX EXPECTED TO FINISH THE YEAR BELOW 2% AND THE BUDGET DEFICIT HEADING SWIFTLY TOWARD SURPLUS, WE BELIEVE THAT BONDS WILL CONTINUE TO PROVIDE GOOD VALUE TO INVESTORS."

As a SEASONS VARIABLE ANNUITY investor, you have the opportunity to take advantage of the combined experience and expertise of our five highly regarded money managers. With the markets near record highs, yet continuing to experience volatility, it is reassuring to remember that the SEASONS VARIABLE ANNUITY offers automatic asset allocation and portfolio rebalancing to help you reduce risk and ensure that your investments remain on track to reach your financial goals.

Finally, we want to thank you for choosing SEASONS to help build your Personal Retirement Portfolio-TM-. We appreciate the confidence you have placed in your five money managers and in the SEASONS VARIABLE ANNUITY, a timeless investment product from Anchor National Life Insurance Company, one of the life companies of SunAmerica Inc., The Retirement
Specialist-TM-.

Sincerely,


/s/ Eli Broad
Eli Broad
Chairman and Chief Executive Officer
Anchor National Life Insurance Company

----------------

SEASONS SERIES TRUST
MULTI-MANAGED
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1997

                                                                     (UNAUDITED)

COMMON STOCK -- 67.5%                        SHARES           VALUE
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 3.8%
APPAREL & TEXTILES -- 0.9%
Cutter & Buck, Inc.+ ...................          2,800   $      57,750
Liz Claiborne, Inc. ....................            600          32,962
R.P.M. Inc. ............................            900          18,450
Sola International, Inc.+ ..............            800          27,450

AUTOMOTIVE -- 0.5%
Ford Motor Co. .........................            400          18,100
Volkswagen AG ..........................             83          57,637

HOUSING -- 0.6%
Electrolux AB, Series B ................            311          24,306
Furniture Brands International,
  Inc.+ ................................          2,000          37,750
Industrie Natuzzi SpA ADR ..............            900          21,319

RETAIL -- 1.8%
Costco Cos., Inc.+ .....................          2,075          78,072
CVS Corp. ..............................            700          39,812
Federated Department Stores, Inc.+ .....            400          17,250
Linens 'N Things, Inc.+ ................            750          25,125
Nordstrom, Inc. ........................            925          58,969
Office Depot, Inc.+ ....................          1,375          27,758
Wal-Mart Stores, Inc. ..................            700          25,637
                                                          -------------
                                                                568,347
                                                          -------------

CONSUMER STAPLES -- 1.5%
FOOD, BEVERAGE & TOBACCO -- 1.1%
Philip Morris Cos., Inc. ...............            600          24,937
RJR Nabisco Holdings Corp. .............            700          24,063
Sara Lee Corp. .........................          2,300         118,450

HOUSEHOLD PRODUCTS -- 0.4%
Gillette Co. ...........................            300          25,894
Kimberly-Clark Corp. ...................            300          14,681
Procter & Gamble Co. ...................            400          27,625
                                                          -------------
                                                                235,650
                                                          -------------

ENERGY -- 6.0%
ENERGY SERVICES -- 2.9%
Baker Hughes, Inc. .....................            600          26,250
Friede Goldman International, Inc.+ ....          1,000          60,000
Royal Dutch Petroleum Co. ..............            400          22,200
Santa Fe International Corp.+ ..........          2,800         130,200
Schlumberger Ltd. ......................            700          58,931
Smedvig ASA, Class B ...................          1,391          41,299

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                                                                               1

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SERVICES (CONTINUED)
Transocean Offshore, Inc. ..............          2,100   $     100,669

ENERGY SOURCES -- 3.1%
Diamond Offshore Drilling, Inc. ........          2,475         136,589
Elf Aquitaine SA .......................            446          59,540
Elf Aquitaine SA ADR ...................            775          51,683
ENSCO International, Inc. ..............            600          23,663
Exxon Corp. ............................            500          32,031
Mobil Corp. ............................            400          29,600
Noble Drilling Corp.+ ..................          2,300          74,175
Ocean Rig ASA+ .........................         17,728          30,433
Texaco, Inc. ...........................            400          24,575
                                                          -------------
                                                                901,838
                                                          -------------

FINANCE -- 8.1%
BANKS -- 3.9%
Astoria Financial Corp. ................            100           5,031
Banca Commerciale Italiana+ ............          8,069          23,186
Bank of New York Cos., Inc. ............          1,225          58,800
BankAmerica Corp. ......................          2,425         177,783
Chase Manhattan Corp. ..................            400          47,200
Citicorp ...............................            450          60,272
Dime Bancorp, Inc. .....................            250           5,234
First Union Corp. ......................            700          35,044
Hibernia Corp., Class A ................          1,000          17,000
Mellon Bank Corp. ......................            400          21,900
PNC Bank Corp. .........................          1,000          48,813
Queens County Bancorp, Inc. ............            100           5,181
Star Banc Corp. ........................          1,250          57,422
Wells Fargo & Co. ......................            100          27,500

FINANCIAL SERVICES -- 2.2%
American Express Co. ...................            400          32,750
Associates First Capital Corp. .........          1,700         105,825
Charles Schwab Corp. ...................          1,687          60,310
ContiFinancial Corp.+ ..................            500          16,250
Federal National Mortgage
  Association ..........................            400          18,800
FirstSpartan Financial Corp. ...........            200           7,750
GSB Financial Corp.+ ...................            125           2,047
Household International, Inc. ..........            200          22,637
SLM Holding Corp. ......................            300          46,350
Transamerica Corp. .....................            100           9,950
Washington Mutual, Inc. ................            250          17,438

INSURANCE -- 2.0%
Aetna, Inc. ............................            200          16,288
Allstate Corp. .........................            300          24,112
Chubb Corp. ............................            300          21,319
Reliance Group Holdings, Inc. ..........            275           3,730
Skandia Forsakrings AB .................            471          21,044
Swiss Life Insurance & Pension Co. .....            108          64,381
UICI+ ..................................          2,375          68,281

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2
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
COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
UNUM Corp. .............................          1,700   $      77,562
                                                          -------------
                                                              1,227,190
                                                          -------------

HEALTHCARE -- 7.9%
DRUGS -- 3.9%
Amgen, Inc.+ ...........................            300          14,381
Astra AB, Class A ......................            819          15,112
Bergen Brunswig Corp., Class A .........            825          33,309
Bristol-Myers Squibb Co. ...............            400          33,100
Cardinal Health, Inc. ..................            450          31,950
IDEC Pharmaceuticals Corp.+ ............          1,000          41,875
Johnson & Johnson ......................            600          34,575
LifeCell Corp.+ ........................          1,800          14,175
Merck & Co., Inc. ......................            200          19,988
Mylan Laboratories, Inc. ...............          4,000          89,750
Teva Pharmaceutical Industries Ltd.
  ADR ..................................            275          15,331
Warner-Lambert Co. .....................          1,825         246,261

HEALTH SERVICES -- 1.7%
Advance Paradigm, Inc.+ ................          2,000          41,500
Columbia/HCA Healthcare Corp. ..........            500          14,375
Guidant Corp. ..........................          1,000          56,000
Humana, Inc. ...........................            700          16,669
NovaCare, Inc.+ ........................          2,000          34,500
Omnicare, Inc. .........................          1,475          47,937
Pacificare Health Systems, Inc., Class
  B+ ...................................            350          23,844
United Healthcare Corp. ................            300          15,000

MEDICAL PRODUCTS -- 2.3%
Andrx Corp.+ ...........................          1,000          45,500
Arterial Vascular Engineering, Inc.+ ...          1,000          55,500
Baxter International, Inc. .............            700          36,575
Cyberonics, Inc.+ ......................          3,000          48,375
ESC Medical Systems Ltd.+ ..............            950          35,744
Fresenius Medical AG ADR+ ..............            300           6,825
IDEXX Laboratories, Inc.+ ..............            675          11,306
Osteotech, Inc.+ .......................          4,000          80,500
Sofamor Danek Group, Inc.+ .............            425          24,278
                                                          -------------
                                                              1,184,235
                                                          -------------

INDUSTRIAL & COMMERCIAL -- 5.5%
AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Boeing Co. .............................            300          16,331

BUSINESS SERVICES -- 3.2%
Assisted Living Concepts, Inc.+ ........          3,000          48,000
Caliber System, Inc. ...................            675          36,619
Dal-Tile International, Inc.+ ..........            400           6,000
Eagle Geophysical, Inc.+ ...............            200           3,950
NCO Group, Inc.+ .......................          1,000          37,000
Owens-Illinois, Inc.+ ..................            500          16,969
Rentokil Initial PLC+ ..................          7,083          29,239

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                                                                               3

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Sealed Air Corp.+ ......................          1,050   $      57,684
Service Corp. International ............            700          22,531
Suez Lyonnaise des Eaux+ ...............            425          47,424
Sysco Corp. ............................            600          22,163
Technology Solutions Co. ...............            500          16,125
Tomra Systems ASA ......................            701          16,127
USA Waste Services, Inc.+ ..............            400          15,950
Vestcom International, Inc.+ ...........          5,000         100,000

MACHINERY -- 0.3%
Metra Oy, Class B ......................          1,751          50,965

MULTI-INDUSTRY -- 1.6%
Corning, Inc. ..........................            500          23,625
Raision Tehtaat Oy .....................            514          58,677
Republic Industries, Inc.+ .............            800          26,350
Siebe PLC ..............................          2,068          41,583
Westinghouse Electric Corp. ............          3,350          90,659

TRANSPORTATION -- 0.3%
Burlington Northern Santa Fe Corp. .....            300          28,987
KLM Royal Dutch Air Lines NV ...........            325          11,152
                                                          -------------
                                                                824,110
                                                          -------------

INFORMATION & ENTERTAINMENT -- 1.9%
BROADCASTING & MEDIA -- 1.0%
General Cable Corp.+ ...................            500          17,750
Iridium World Communications Ltd.+ .....            400          16,500
New York Times Co., Class A ............            400          21,000
Omnicom Group, Inc. ....................            300          21,825
Time Warner, Inc. ......................          1,400          75,862

ENTERTAINMENT PRODUCTS -- 0.2%
Mattel, Inc. ...........................            700          23,188

LEISURE & TOURISM -- 0.7%
McDonald's Corp. .......................            500          23,813
Ryan's Family Steak Houses, Inc.+ ......          9,000          82,687
                                                          -------------
                                                                282,625
                                                          -------------

INFORMATION TECHNOLOGY -- 26.6%
BROADCASTING & MEDIA -- 0.3%
Tele-Communications TCI Group, Class
  A+ ...................................          2,166          44,403

COMMUNICATION EQUIPMENT -- 3.2%
Lucent Technologies, Inc. ..............            800          65,100
Newbridge Networks Corp. ADR+ ..........          2,000         119,750
Nokia Corp., Class A ADR ...............            800          75,050
PairGain Technologies, Inc.+ ...........          2,000          57,000
RADCOM Ltd.+ ...........................          6,000          70,500
Telecomunicacoes Brasileras SA ADR .....            375          48,282
Tellabs, Inc.+ .........................            800          41,200

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4

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT -- 4.7%
Compaq Computer Corp.+ .................          4,200   $     313,950
Computer Sciences Corp.+ ...............            300          21,225
Dell Computer Corp.+ ...................          1,900         184,062
EMC Corp.+ .............................          1,000          58,375
HBO & Co. ..............................          1,150          43,413
Hewlett-Packard Co. ....................            300          20,869
Honeywell, Inc. ........................            300          20,156
International Business Machines
  Corp. ................................            200          21,200
Perkin-Elmer Corp. .....................            300          21,919

ELECTRONICS -- 10.8%
Align-Rite International, Inc.+ ........          2,000          47,750
ANADIGICS, Inc.+ .......................          1,000          49,312
Analog Devices, Inc.+ ..................          3,575         119,762
ASM Lithography Holdings NV+ ...........          1,025         101,219
Cypress Semiconductor Corp.+ ...........          1,000          15,500
Emerson Electric Co. ...................            400          23,050
General Electric Co. ...................            500          34,031
Intel Corp. ............................          1,250         115,391
KLA Instruments Corp.+ .................            885          59,793
Kulicke & Soffa Industries, Inc.+ ......          1,000          46,312
Lernout & Hauspie Speech Products
  NV+ ..................................          1,000          43,750
Micrel, Inc.+ ..........................          1,000          42,313
Motorola, Inc. .........................            500          35,938
Novellus Systems, Inc.+ ................            500          63,000
Philips Electronics NV .................            521          44,082
Philips Electronics NV ADR .............          3,775         317,100
Pittway Corp. ..........................          1,600         103,900
QLogic Corp.+ ..........................          1,000          41,875
Rockwell International Corp. ...........            200          12,588
Sanmina Corp.+ .........................            500          43,281
Teradyne, Inc.+ ........................          2,000         107,625
Texas Instruments, Inc. ................            800         108,100
Vitesse Semiconductor Corp.+ ...........          1,000          49,562

SOFTWARE -- 5.7%
Aspen Technologies, Inc.+ ..............          2,100          73,762
BEA Systems, Inc.+ .....................          1,225          21,897
Ceridian Corp.+ ........................            300          11,100
Cisco Systems, Inc.+ ...................          1,925         140,646
J.D. Edwards & Co.+ ....................          2,350          78,725
Keane, Inc.+ ...........................          3,000          95,250
Microsoft Corp.+ .......................            625          82,695
Novell, Inc.+ ..........................            400           3,588
Object Design, Inc.+ ...................          5,000          41,250
Parametric Technology Corp.+ ...........          4,750         209,594
PeopleSoft, Inc.+ ......................            250          14,937
Policy Management Systems Corp.+ .......            125           7,773
Reynolds & Reynolds Co., Class A .......            600          11,663
Sapient Corp.+ .........................            100           5,088
Visio Corp.+ ...........................          1,000          41,750
Wind River Systems+ ....................            650          26,812

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
COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS -- 1.9%
At Home Corp., Series A+ ...............          8,500   $     196,562
Ericsson (L.M.) Telecommunications Co.,
  Class B ADR ..........................          1,350          64,716
Tele-Communications, Inc. ..............            509          10,498
Teleport Communications Group, Class
  A+ ...................................            200           8,975
                                                          -------------
                                                              3,998,969
                                                          -------------

MATERIALS -- 3.0%
CHEMICALS -- 2.4%
du Pont (E.I.) de Nemours & Co. ........          1,750         107,734
IMC Global, Inc. .......................            400          14,100
Monsanto Co. ...........................          5,450         212,550
Solutia, Inc.+ .........................          1,280          25,600

FOREST PRODUCTS -- 0.4%
American Pad & Paper Co.+ ..............            900          11,194
Consolidated Papers, Inc. ..............            500          27,750
Fort James Corp. .......................            550          25,197
Ivex Packaging Corp.+ ..................            300           4,800

METALS & MINERALS -- 0.2%
Crown, Cork & Seal Co., Inc. ...........            300          13,837
EASCO, Inc. ............................          1,000          12,250
                                                          -------------
                                                                455,012
                                                          -------------

REAL ESTATE -- 2.0%
REAL ESTATE COMPANIES -- 0.1%
Security Capital Group, Inc., Class
  B ....................................            500          17,187

REAL ESTATE INVESTMENT TRUSTS -- 1.9%
Crescent Real Estate Equities ..........            500          20,063
Equity Office Properties Trust .........          5,975         202,777
Starwood Lodging Trust .................          1,000          57,437
                                                          -------------
                                                                297,464
                                                          -------------

UTILITIES -- 1.2%
ELECTRIC UTILITIES -- 0.1%
Duke Energy Co. ........................            400          19,775

GAS & PIPELINE UTILITIES -- 0.2%
US Filter Corp.+ .......................            600          25,838

TELEPHONE -- 0.9%
Ameritech Corp. ........................            300          19,950
AT&T Corp. .............................            500          22,156
Bell Atlantic Corp. ....................            307          24,694
GTE Corp. ..............................            400          18,150
MCI Communications Corp. ...............            400          11,750
Telecom Italia SpA+ ....................          6,878          45,823
                                                          -------------
                                                                188,136
                                                          -------------
TOTAL COMMON STOCK (cost $8,944,110)....                     10,163,576
                                                          -------------

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6

                                            PRINCIPAL
BONDS & NOTES -- 21.9%                       AMOUNT           VALUE
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.2%
RETAIL -- 0.2%
J.C. Penney Co., Inc. 7.40% 2037 .......  $      20,000   $      21,320
                                                          -------------

ENERGY -- 0.3%
ENERGY SOURCES -- 0.3%
Petroliam Nasional Bhd. 7.13% 2005* ....         25,000          24,929
YPF Sociedad Anonima 8.00% 2004 ........         15,000          15,281
                                                          -------------
                                                                 40,210
                                                          -------------

FINANCE -- 2.0%
BANKS -- 1.3%
Banc One Corp. 8.00% 2027 ..............         18,000          19,528
Banponce Financial Corp. 6.75% 2001 ....         20,000          20,221
Credit National 7.00% 2005 .............         20,000          19,675
Export Import Bank of Korea 6.50%
  2006 .................................         25,000          24,671
First Republic Bancorp 7.75% 2012 ......         25,000          24,805
Korea Development Bank 7.13% 2001 ......         15,000          15,080
NBD Bank SA 8.25% 2024 .................         25,000          28,672
NCNB Co. 9.38% 2009 ....................         32,000          38,190

FINANCIAL SERVICES -- 0.7%
Dime Capital Trust I, Series A 9.33%
  2027 .................................         20,000          21,610
GE Capital Mortgage Services Inc. 6.25%
  2023 .................................         18,452          18,342
Private Export Funding Corp. 7.03%
  2003 .................................         35,000          36,298
Private Export Funding Corp. 7.90%
  2000 .................................         35,000          36,467
                                                          -------------
                                                                303,559
                                                          -------------

HEALTHCARE -- 0.2%
HEALTH SERVICES -- 0.2%
Allegiance Corp. 7.00% 2026 ............         25,000          25,434
                                                          -------------

INDUSTRIAL & COMMERCIAL -- 0.1%
MACHINERY -- 0.1%
Mark IV Industries, Inc. 8.75% 2003 ....         20,000          20,800
                                                          -------------

INFORMATION & ENTERTAINMENT -- 0.4%
BROADCASTING & MEDIA -- 0.4%
Comcast Cable Communications 8.50%
  2027* ................................         15,000          16,722
News America Holdings, Inc. 8.00%
  2016 .................................         20,000          20,461
Scholastic Corp. 7.00% 2003 ............         15,000          15,167
                                                          -------------
                                                                 52,350
                                                          -------------

INFORMATION TECHNOLOGY -- 0.2%
TELECOMMUNICATIONS -- 0.2%
Tele-Communications, Inc. 9.25% 2002 ...         25,000          27,257
                                                          -------------

MATERIALS -- 0.2%
CHEMICALS -- 0.2%
ICI Wilmington, Inc. 6.95% 2004 ........         35,000          35,525
                                                          -------------

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                                                                               7

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
MUNICIPAL BONDS -- 0.3%
MUNICIPAL BONDS -- 0.3%
Hudson County New Jersey Improvement
  Authority Facility 6.55% 2002 ........  $      45,000   $      45,288
                                                          -------------
NON-U.S. GOVERNMENT OBLIGATIONS -- 0.9%
FOREIGN GOVERNMENT -- 0.9%
Republic of Argentina 11.00% 2006 ......         25,000          28,500
Republic of Columbia 7.25% 2004 ........         18,000          17,649
Republic of Germany 6.25% 2024 ....(DEM)        130,000          74,471
Republic of Lithuania 7.13% 2002* ......         19,000          18,805
                                                          -------------
                                                                139,425
                                                          -------------
U.S. GOVERNMENT & AGENCIES -- 16.7%
U.S. GOVERNMENT & AGENCIES -- 16.7%
Federal Home Loan Mortgage Corp. 6.00%
  2006 .................................         20,000          19,675
Federal Home Loan Mortgage Corp. 6.50%
  2022 .................................         38,000          37,335
Federal Home Loan Mortgage Corp. 6.50%
  2023 .................................         10,000           9,684
Federal Home Loan Mortgage Corp. 6.55%
  2022 .................................         32,000          31,690
Federal Home Loan Mortgage Corp. 7.00%
  2023 .................................         12,000          12,173
Federal Home Loan Mortgage Corp. 7.50%
  2023 .................................         18,409          18,806
Federal Home Loan Mortgage Corp. 7.75%
  2022 .................................         24,312          24,715
Federal Home Loan Mortgage Corp. 8.50%
  2019 .................................         34,630          36,165
Federal National Mortgage Association
  5.65% 2005 ...........................         15,000          14,853
Federal National Mortgage Association
  7.00% 2006 ...........................         11,735          11,808
Federal National Mortgage Association
  7.39% 2021 ...........................         28,785          29,721
Federal National Mortgage Association
  9.35% 2020 ...........................          7,212           7,317
Government National Mortgage Association
  7.00% 2022 ...........................         16,862          16,935
Government National Mortgage Association
  7.25% 2027 ...........................        123,693         124,756
Government National Mortgage Association
  7.50% 2023 ...........................         42,078          42,945
Government National Mortgage Association
  8.50% 2017 ...........................         40,856          43,422
Government National Mortgage Association
  9.00% 2021 ...........................         16,625          17,914
United States Treasury Bonds 6.63%
  2027 .................................         90,000          92,152
United States Treasury Bonds 8.50%
  2020 .................................         94,000         116,192
United States Treasury Bonds 9.25%
  2016 .................................         55,000          71,440
United States Treasury Bonds 12.00%
  2013 .................................        395,000         568,800
United States Treasury Notes 5.88%
  2000 .................................        245,000         245,039
United States Treasury Notes 6.25%
  2002 .................................         75,000          75,691
United States Treasury Notes 6.25%
  2007 .................................         60,000          60,310
United States Treasury Notes 6.63%
  2001 .................................        290,000         296,342
United States Treasury Notes 6.63%
  2002 .................................         50,000          51,188
United States Treasury Notes 6.63%
  2007 .................................         25,000          25,820
United States Treasury Notes 7.25%
  2004 .................................        135,000         143,353
United States Treasury Notes 8.50%
  2000 .................................        250,000         268,125
                                                          -------------
                                                              2,514,366
                                                          -------------
UTILITIES -- 0.4%
ELECTRIC UTILITIES -- 0.3%
Atlantic City Electric Co. 6.38%
  2005 .................................         20,000          19,821
Cleveland Electric Illuminating Co.
  7.19% 2000* ..........................         15,000          15,176
Public Service Electric & Gas Co. 8.88%
  2003 .................................         11,000          12,143

----------------
8

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
UTILITIES (CONTINUED)
TELEPHONE -- 0.1%
WorldCom, Inc. 7.55% 2004 ..............  $      15,000   $      15,555
                                                          -------------
                                                                 62,695
                                                          -------------
TOTAL BONDS & NOTES (cost $3,221,038)...                      3,288,229
                                                          -------------
TOTAL INVESTMENT SECURITIES (cost
  $12,165,148)..........................                     13,451,805
                                                          -------------

SHORT-TERM SECURITIES -- 8.0%
-----------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 5.3%
Federal Home Loan Mortgage Corp. 6.05%
  due 10/01/97..........................        800,000         800,000
                                                          -------------

TIME DEPOSIT -- 2.7%
Cayman Island Time Deposit with State
  Street Bank & Trust Co. 3.00% due
  10/01/97..............................        402,000         402,000
                                                          -------------
TOTAL SHORT-TERM SECURITIES (cost
  $1,202,000)...........................                      1,202,000
                                                          -------------

REPURCHASE AGREEMENTS -- 5.8%
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.8%
Lehman Brothers, Inc. Joint Repurchase
  Agreement (Note 3)....................        385,000         385,000
PaineWebber, Inc. Joint Repurchase
  Agreement (Note 3)....................        495,000         495,000
                                                          -------------
TOTAL REPURCHASE AGREEMENTS (cost
  $880,000).............................                        880,000
                                                          -------------

TOTAL INVESTMENTS --
  (cost $14,247,148)                            103.2%         15,533,805
Liabilities in excess of other assets --         (3.2)           (482,196)
                                           -----------      -------------
NET ASSETS --                                   100.0%      $  15,051,609
                                           -----------      -------------
                                           -----------      -------------

------------
+   Non-income producing securities
*  Resale restricted to qualified institutional buyers
ADR -- American Depository Receipt
DEM -- Deutsche Mark

                                                                ----------------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------
                                                                GROSS
     CONTRACT               IN              DELIVERY          UNREALIZED
    TO DELIVER         EXCHANGE FOR           DATE           APPRECIATION
--------------------------------------------------------------------------
USD        11,366          DEM  20,000         03/11/98     $          69
USD        14,267          DEM  25,000         03/11/98                26
                                                                  -------
                                                                       95
                                                                  -------


                                                                GROSS
                                                              UNREALIZED
                                                             DEPRECIATION
--------------------------------------------------------------------------
DEM       129,000         USD   73,051         11/18/97              (197)
DEM        94,000         USD   52,708         03/11/98            (1,032)
FIM       420,000         USD   78,344         03/11/98            (1,776)
GBP        19,000         USD   30,425         03/11/98               (11)
ITL   113,000,000         USD   63,651         03/11/98            (1,664)
NLG       340,000         USD  169,104         03/11/98            (3,413)
*SEK      666,000         USD   82,939         10/27/97            (4,930)
*SEK      220,200         USD   28,087         10/27/97              (966)
SEK       165,000         USD   21,013         03/11/98              (854)
*USD      117,331         SEK  886,200         10/27/97              (409)
                                                                  -------
                                                                  (15,252)
                                                                  -------
Net Unrealized Depreciation............................     $     (15,157)
                                                                  -------
                                                                  -------

------------
* Represents open forward foreign currency and offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk

DEM -- Deutsche Mark        ITL -- Italian Lira         USD -- United States Dollar
FIM -- Finnish Markka       NGL -- Netherlands Guilder
GBP -- Great British Pound  SEK -- Swedish Krona

See Notes to Financial Statements

----------------
10

----------------

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1997

                                                                     (UNAUDITED)

COMMON STOCK -- 52.7%                        SHARES           VALUE
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 3.0%
APPAREL & TEXTILES -- 0.8%
Cutter & Buck, Inc.+ ...................          2,800   $      57,750
Liz Claiborne, Inc. ....................            600          32,962
R.P.M., Inc. ...........................            900          18,450
Sola International, Inc.+ ..............            800          27,450

AUTOMOTIVE -- 0.4%
Ford Motor Co. .........................            400          18,100
Volkswagen AG...........................             62          43,054

HOUSING -- 0.5%
Electrolux AB, Series B.................            251          19,617
Furniture Brands International,
 Inc.+ .................................          2,000          37,750
Industrie Natuzzi SpA ADR...............            675          15,989

RETAIL -- 1.3%
Costco Cos., Inc.+ .....................          1,525          57,378
CVS Corp. ..............................            600          34,125
Federated Department Stores, Inc.+ .....            400          17,250
Linens' N Things, Inc.+ ................            525          17,588
Nordstrom, Inc. ........................            700          44,625
Office Depot, Inc.+ ....................          1,000          20,188
Wal-Mart Stores, Inc. ..................            700          25,637
                                                          -------------
                                                                487,913
                                                          -------------

CONSUMER STAPLES -- 1.3%
FOOD, BEVERAGE & TOBACCO -- 0.9%
Philip Morris Cos., Inc. ...............            600          24,937
RJR Nabisco Holdings Corp. .............            700          24,063
Sara Lee Corp. .........................          1,700          87,550

HOUSEHOLD PRODUCTS -- 0.4%
Gillette Co. ...........................            300          25,894
Kimberly-Clark Corp. ...................            300          14,681
Procter & Gamble Co. ...................            400          27,625
                                                          -------------
                                                                204,750
                                                          -------------

ENERGY -- 4.8%
ENERGY SERVICES -- 2.4%
Baker Hughes, Inc. .....................            600          26,250
Friede Goldman International, Inc.+ ....          1,000          60,000
Royal Dutch Petroleum Co. ..............            400          22,200
Santa Fe International Corp.+ ..........          1,950          90,675
Schlumberger Ltd. ......................            525          44,198
Smedvig ASA, Class B....................          1,034          30,699

                                                                ----------------

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SERVICES (CONTINUED)
Transocean Offshore, Inc. ..............          1,550   $      74,303
Veritas DGC, Inc.+ .....................          1,000          42,563

ENERGY SOURCES -- 2.4%
Diamond Offshore Drilling, Inc. ........          2,050         113,134
Elf Aquitaine SA........................            330          44,055
Elf Aquitaine SA ADR....................            550          36,678
ENSCO International, Inc. ..............            600          23,663
Exxon Corp. ............................            500          32,031
Mobil Corp. ............................            400          29,600
Noble Drilling Corp.+ ..................          1,625          52,406
Ocean Rig ASA+ .........................         12,838          22,039
Texaco, Inc. ...........................            400          24,575
                                                          -------------
                                                                769,069
                                                          -------------

FINANCE -- 6.2%
BANKS -- 3.0%
Astoria Financial Corp. ................             75           3,773
Banca Commerciale Italiana+ ............          5,867          16,859
Bank of New York Cos., Inc. ............            900          43,200
BankAmerica Corp. ......................          1,800         131,962
Chase Manhattan Corp. ..................            300          35,400
Citicorp................................            325          43,530
Dime Bancorp, Inc. .....................            175           3,664
First Union Corp. ......................            700          35,044
Hibernia Corp., Class A.................          1,000          17,000
Mellon Bank Corp. ......................            400          21,900
PNC Bank Corp. .........................          1,000          48,813
Queens County Bancorp, Inc. ............             75           3,886
Star Banc Corp. ........................            925          42,492
Wells Fargo & Co. ......................            100          27,500

FINANCIAL SERVICES -- 1.8%
American Express Co. ...................            400          32,750
Associates First Capital Corp. .........          1,350          84,037
Charles Schwab Corp. ...................          1,250          44,687
ContiFinancial Corp.+ ..................            500          16,250
Federal National Mortgage Association...            400          18,800
FirstSpartan Financial Corp. ...........            175           6,781
GSB Financial Corp.+ ...................            125           2,047
Household International, Inc. ..........            200          22,638
SLM Holding Corp. ......................            225          34,763
Transamerica Corp. .....................            100           9,950
Washington Mutual, Inc. ................            180          12,555

INSURANCE -- 1.4%
Aetna, Inc. ............................            200          16,287
Allstate Corp. .........................            300          24,112
Chubb Corp. ............................            300          21,319
Reliance Group Holdings, Inc. ..........            200           2,713
Skandia Forsakrings AB..................            340          15,191
Swiss Life Insurance & Pension Co. .....             78          46,498

----------------
12

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
UICI+ ..................................          1,690   $      48,587
UNUM Corp. .............................          1,250          57,031
                                                          -------------
                                                                992,019
                                                          -------------

HEALTHCARE -- 6.3%
DRUGS -- 3.2%
Amgen, Inc.+ ...........................            300          14,381
Astra AB, Class A.......................            609          11,236
Bergen Brunswig Corp., Class A..........            625          25,234
Bristol-Myers Squibb Co. ...............            400          33,100
Cardinal Health, Inc. ..................            350          24,850
IDEC Pharmaceuticals Corp.+ ............          1,000          41,875
Johnson & Johnson.......................            600          34,575
LifeCell Corp.+ ........................          1,800          14,175
Merck & Co., Inc. ......................            300          29,981
Mylan Laboratories, Inc. ...............          4,000          89,750
Teva Pharmaceutical Industries Ltd.
 ADR....................................            225          12,544
Warner-Lambert Co. .....................          1,350         182,166

HEALTH SERVICES -- 1.4%
Advance Paradigm, Inc.+ ................          2,000          41,500
Columbia/HCA Healthcare Corp. ..........            500          14,375
Guidant Corp. ..........................          1,000          56,000
Humana, Inc. ...........................            600          14,288
NovaCare, Inc.+ ........................          2,000          34,500
Omnicare, Inc. .........................          1,050          34,125
Pacificare Health Systems, Inc., Class
 B+ ....................................            225          15,328
United Healthcare Corp. ................            300          15,000

MEDICAL PRODUCTS -- 1.7%
Andrx Corp.+ ...........................          1,000          44,602
Arterial Vascular Engineering, Inc.+ ...          1,000          55,500
Baxter International, Inc. .............            700          36,575
Cyberonics, Inc.+ ......................          3,000          48,375
ESC Medical Systems Ltd.+ ..............            650          24,456
Fresenius Medical Care AG ADR+ .........            225           5,119
IDEXX Laboratories, Inc.+ ..............            500           8,375
Osteotech, Inc.+ .......................          2,000          40,250
Sofamor Danek Group, Inc.+ .............            300          17,138
                                                          -------------
                                                              1,019,373
                                                          -------------

INDUSTRIAL & COMMERCIAL -- 4.3%
AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Boeing Co. .............................            300          16,331

BUSINESS SERVICES -- 2.6%
Assisted Living Concepts, Inc.+ ........          3,000          48,000
Caliber System, Inc. ...................            475          25,769
Dal-Tile International, Inc.+ ..........            400           6,000
Eagle Geophysical, Inc.+ ...............            200           3,950
NCO Group, Inc.+ .......................          1,000          37,000

                                                                ----------------

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Owens-Illinois, Inc.+ ..................            500   $      16,969
Rentokil Initial PLC+ ..................          5,136          21,201
Sealed Air Corp.+ ......................            775          42,577
Service Corp. International.............            600          19,312
Suez Lyonnaise des Eaux+ ...............            319          35,596
Sysco Corp. ............................            600          22,162
Technology Solutions Co. ...............            375          12,094
Tomra Systems ASA.......................            512          11,779
USA Waste Services, Inc.+ ..............            400          15,950
Vestcom International, Inc.+ ...........          5,000         100,000

MACHINERY -- 0.2%
Metra Oy, Class B.......................          1,205          35,073

MULTI-INDUSTRY -- 1.2%
Corning, Inc. ..........................            500          23,625
Raision Tehtaat Oy......................            366          41,782
Republic Industries, Inc.+ .............            700          23,056
Siebe PLC...............................          1,549          31,147
Westinghouse Electric Corp. ............          2,500          67,656

TRANSPORTATION -- 0.2%
Burlington Northern Santa Fe Corp. .....            300          28,988
KLM Royal Dutch Air Lines NV............            225           7,720
                                                          -------------
                                                                693,737
                                                          -------------

INFORMATION & ENTERTAINMENT -- 1.4%
BROADCASTING & MEDIA -- 0.9%
General Cable Corp.+ ...................            500          17,750
Iridium World Communications Ltd.+ .....            400          16,500
New York Times Co., Class A.............            400          21,000
Omnicom Group, Inc. ....................            300          21,825
Time Warner, Inc. ......................          1,125          60,961

ENTERTAINMENT PRODUCTS -- 0.1%
Mattel, Inc. ...........................            700          23,188

LEISURE & TOURISM -- 0.4%
McDonald's Corp. .......................            400          19,050
Ryan's Family Steak Houses, Inc.+ ......          5,000          45,937
                                                          -------------
                                                                226,211
                                                          -------------

INFORMATION TECHNOLOGY -- 20.5%
BROADCASTING & MEDIA -- 0.2%
Tele-Communications TCI Group, Class
 A+ ....................................          1,602          32,841

COMMUNICATION EQUIPMENT -- 2.7%
Lucent Technologies, Inc. ..............            800          65,100
Newbridge Networks Corp. ADR+ ..........          2,000         119,750
Nokia Corp., Class A ADR................            575          53,942
PairGain Technologies, Inc.+ ...........          2,000          57,000
RADCOM Ltd.+ ...........................          6,000          70,500

----------------
14

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMMUNICATION EQUIPMENT (CONTINUED)
Telecomunicacoes Brasileras SA ADR......            275   $      35,406
Tellabs, Inc.+ .........................            800          41,200

COMPUTERS & BUSINESS EQUIPMENT -- 3.7%
Compaq Computer Corp.+ .................          3,400         254,150
Computer Sciences Corp.+ ...............            300          21,225
Dell Computer Corp.+ ...................          1,675         162,266
EMC Corp.+ .............................            750          43,781
HBO & Co. ..............................            850          32,088
Hewlett-Packard Co. ....................            300          20,869
Honeywell, Inc. ........................            300          20,156
International Business Machines
 Corp. .................................            200          21,200
Perkin-Elmer Corp. .....................            225          16,439

ELECTRONICS -- 8.6%
Align-Rite International, Inc.+ ........          2,000          47,750
ANADIGICS, Inc.+ .......................          1,000          49,312
Analog Devices, Inc.+ ..................          2,900          97,150
ASM Lithography Holdings NV+ ...........            950          93,812
Cypress Semiconductor Corp.+ ...........          1,000          15,500
Emerson Electric Co. ...................            400          23,050
General Electric Co. ...................            500          34,031
Intel Corp. ............................          1,050          96,928
KLA Instruments Corp.+ .................            885          59,793
Kulicke & Soffa Industries, Inc.+ ......          1,000          46,312
Micrel, Inc.+ ..........................          1,000          42,313
Motorola, Inc. .........................            500          35,938
Novellus Systems, Inc.+ ................            500          63,000
Philips Electronics NV..................            373          31,560
Philips Electronics NV ADR..............          2,800         235,200
Pittway Corp. ..........................          1,175          76,302
QLogic Corp.+ ..........................          1,000          41,875
Rockwell International Corp. ...........            200          12,588
Sanmina Corp.+ .........................            500          43,281
Teradyne, Inc.+ ........................          2,000         107,625
Texas Instruments, Inc. ................            575          77,697
Vitesse Semiconductor Corp.+ ...........          1,000          49,562

SOFTWARE -- 4.0%
Aspen Technologies, Inc.+ ..............          1,525          53,566
BEA Systems, Inc.+ .....................            825          14,747
Ceridian Corp.+ ........................            225           8,325
Cisco Systems, Inc.+ ...................          1,500         109,594
J.D. Edwards & Co.+ ....................          1,750          58,625
Keane, Inc.+ ...........................          2,800          88,900
Microsoft Corp.+ .......................            500          66,156
Novell, Inc.+ ..........................            400           3,588
Parametric Technology Corp.+ ...........          3,225         142,303
PeopleSoft, Inc.+ ......................            175          10,456
Policy Management Systems Corp.+ .......             75           4,664
Reynolds & Reynolds Co., Class A........            600          11,662
Sapient Corp.+ .........................             75           3,816

                                                                ----------------

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
SOFTWARE (CONTINUED)
Visio Corp.+ ...........................          1,000   $      41,750
Wind River Systems+ ....................            450          18,562

TELECOMMUNICATIONS -- 1.3%
At Home Corp., Series A+ ...............          6,475         149,734
Ericsson (L.M.) Telecommunications Co.,
 Class B ADR............................          1,025          49,136
Tele-Communications, Inc. ..............            373           7,693
Teleport Communications Group, Class
 A+ ....................................            200           8,975
                                                          -------------
                                                              3,300,744
                                                          -------------

MATERIALS -- 2.3%
CHEMICALS -- 1.7%
du Pont (E.I.) de Nemours & Co. ........          1,375          84,648
IMC Global, Inc. .......................            400          14,100
Monsanto Co. ...........................          4,050         157,950
Solutia, Inc.+ .........................            945          18,900

FOREST PRODUCTS -- 0.4%
American Pad & Paper Co.+ ..............            500           6,219
Consolidated Papers, Inc. ..............            500          27,750
Fort James Corp. .......................            687          31,473
Ivex Packaging Corp.+ ..................            300           4,800

METALS & MINERALS -- 0.2%
Crown, Cork & Seal Co., Inc. ...........            300          13,838
EASCO, Inc. ............................          1,000          12,250
                                                          -------------
                                                                371,928
                                                          -------------

REAL ESTATE -- 1.7%
REAL ESTATE COMPANIES -- 0.1%
Security Capital Group, Inc., Class B...            500          17,188

REAL ESTATE INVESTMENT TRUSTS -- 1.6%
Crescent Real Estate Equities...........            500          20,063
Equity Office Properties Trust..........          5,150         174,778
Starwood Lodging Trust..................          1,000          57,437
                                                          -------------
                                                                269,466
                                                          -------------

UTILITIES -- 0.9%
ELECTRIC UTILITIES -- 0.1%
Duke Energy Co. ........................            400          19,775

GAS & PIPELINE UTILITIES -- 0.1%
US Filter Corp.+ .......................            300          12,919

TELEPHONE -- 0.7%
Ameritech Corp. ........................            300          19,950
AT&T Corp. .............................            500          22,156
Bell Atlantic Corp. ....................            230          18,501
GTE Corp. ..............................            400          18,150
MCI Communications Corp. ...............            300           8,812

----------------
16

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
UTILITIES (CONTINUED)
TELEPHONE (CONTINUED)
Telecom Italia SpA+ ....................          4,985   $      33,211
                                                          -------------
                                                                153,474
                                                          -------------
TOTAL COMMON STOCK (cost $7,430,633)....                      8,488,684
                                                          -------------


                                            PRINCIPAL
BONDS & NOTES -- 34.9%                       AMOUNT
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.3%
RETAIL -- 0.3%
J.C. Penney Co., Inc. 7.40% 2037........  $      40,000          42,639
                                                          -------------

ENERGY -- 0.5%
ENERGY SOURCES -- 0.5%
Petroliam Nasional Bhd. 7.13% 2005*.....         50,000          49,857
YPF Sociedad Anonima 8.00% 2004.........         30,000          30,563
                                                          -------------
                                                                 80,420
                                                          -------------

FINANCE -- 3.1%
BANKS -- 2.0%
Banc One Corp. 8.00% 2027...............         34,000          36,886
Banponce Financial Corp. 6.75% 2001.....         35,000          35,387
Credit National 7.00% 2005..............         30,000          29,513
Export Import Bank of Korea 6.50%
 2006...................................         40,000          39,474
First Republic Bancorp 7.75% 2012.......         45,000          44,649
Korea Development Bank 7.13% 2001.......         20,000          20,106
NBD Bank SA 8.25% 2024..................         45,000          51,609
NCNB Co. 9.38% 2009.....................         48,000          57,285

FINANCIAL SERVICES -- 1.1%
Dime Capital Trust I, Series A 9.33%
 2027...................................         35,000          37,818
GE Capital Mortgage Services, Inc. 6.25%
 2023...................................         36,904          36,685
Private Export Funding Corp. 7.03%
 2003...................................         45,000          46,669
Private Export Funding Corp. 7.90%
 2000...................................         55,000          57,305
                                                          -------------
                                                                493,386
                                                          -------------

HEALTHCARE -- 0.3%
HEALTH SERVICES -- 0.3%
Allegiance Corp. 7.00% 2026.............         50,000          50,868
                                                          -------------

INDUSTRIAL & COMMERCIAL -- 0.2%
MACHINERY -- 0.2%
Mark IV Industries, Inc. 8.75% 2003.....         35,000          36,400
                                                          -------------

INFORMATION & ENTERTAINMENT -- 0.7%
BROADCASTING & MEDIA -- 0.7%
Comcast Cable Communications 8.50%
 2027*..................................         35,000          39,017
News America Holdings, Inc. 8.00%
 2016...................................         40,000          40,923

                                                                ----------------

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Scholastic Corp. 7.00% 2003.............  $      30,000   $      30,335
                                                          -------------
                                                                110,275
                                                          -------------

INFORMATION TECHNOLOGY -- 0.2%
TELECOMMUNICATIONS -- 0.2%
Tele-Communications, Inc. 9.25% 2002....         35,000          38,160
                                                          -------------

MATERIALS -- 0.4%
CHEMICALS -- 0.4%
ICI Wilmington, Inc. 6.95% 2004.........         65,000          65,974
                                                          -------------

MUNICIPAL BONDS -- 0.5%
MUNICIPAL BONDS -- 0.5%
Hudson County New Jersey Improvement
 Authority Facility 6.55% 2002..........         85,000          85,544
                                                          -------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 1.7%
FOREIGN GOVERNMENT -- 1.7%
Republic of Argentina 11.00% 2006.......         50,000          57,000
Republic of Columbia 7.25% 2004.........         34,000          33,337
Republic of Germany 6.25% 2024.... (DEM)        245,000         140,349
Republic of Lithuania 7.13% 2002*.......         35,000          34,641
                                                          -------------
                                                                265,327
                                                          -------------

U.S. GOVERNMENT & AGENCIES -- 26.2%
U.S. GOVERNMENT & AGENCIES -- 26.2%
Federal Home Loan Mortgage Corp. 6.00%
 2006...................................         35,000          34,431
Federal Home Loan Mortgage Corp. 6.50%
 2022...................................         50,000          49,125
Federal Home Loan Mortgage Corp. 6.50%
 2023...................................         20,000          19,369
Federal Home Loan Mortgage Corp. 6.55%
 2022...................................         32,000          31,690
Federal Home Loan Mortgage Corp. 7.00%
 2023...................................         25,000          25,359
Federal Home Loan Mortgage Corp. 7.50%
 2023...................................         18,409          18,806
Federal Home Loan Mortgage Corp. 7.75%
 2022...................................         37,990          38,619
Federal Home Loan Mortgage Corp. 8.50%
 2019...................................         64,313          67,164
Federal National Mortgage Association
 5.65% 2005.............................         30,000          29,706
Federal National Mortgage Association
 7.00% 2006.............................         23,470          23,617
Federal National Mortgage Association
 7.39% 2021.............................         47,975          49,534
Federal National Mortgage Association
 9.35% 2020.............................         14,424          14,634
Government National Mortgage Association
 7.00% 2022.............................         17,375          17,451
Government National Mortgage Association
 7.00% 2023.............................         18,974          19,039
Government National Mortgage Association
 7.25% 2027.............................        243,902         245,997
Government National Mortgage Association
 7.50% 2024.............................         63,615          64,888
Government National Mortgage Association
 8.50% 2017.............................         74,903          79,607
Government National Mortgage Association
 9.00% 2021.............................         24,606          26,512
United States Treasury Bonds 6.63%
 2027...................................         90,000          92,152
United States Treasury Bonds 8.50%
 2020...................................        230,000         284,301
United States Treasury Bonds 9.25%
 2016...................................        140,000         181,847
United States Treasury Bonds 12.00%
 2013...................................        680,000         979,200
United States Treasury Notes 5.88%
 2000...................................        245,000         245,039
United States Treasury Notes 6.25%
 2002...................................         75,000          75,691

----------------
18

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
United States Treasury Notes 6.25%
 2007...................................  $      60,000   $      60,310
United States Treasury Notes 6.63%
 2001...................................        565,000         577,357
United States Treasury Notes 6.63%
 2002...................................         50,000          51,187
United States Treasury Notes 6.63%
 2007...................................         25,000          25,820
United States Treasury Notes 7.25%
 2004...................................        135,000         143,353
United States Treasury Notes 8.50%
 2000...................................        610,000         654,225
                                                          -------------
                                                              4,226,030
                                                          -------------

UTILITIES -- 0.8%
ELECTRIC UTILITIES -- 0.6%
Atlantic City Electric Co. 6.38% 2005...         45,000          44,596
Cleveland Electric Illuminating Co.
 7.19% 2000*............................         20,000          20,235
Public Service Electric & Gas Co. 8.88%
 2003...................................         21,000          23,182

TELEPHONE -- 0.2%
WorldCom, Inc. 7.55% 2004...............         35,000          36,297
                                                          -------------
                                                                124,310
                                                          -------------
TOTAL BONDS & NOTES (cost $5,496,806)...                      5,619,333
                                                          -------------
TOTAL INVESTMENT SECURITIES (cost
 $12,927,439)...........................                     14,108,017
                                                          -------------


SHORT-TERM SECURITIES -- 7.0%
-----------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 4.3%
Federal Home Loan Mortgage Corp. 6.05%
 due 10/01/97...........................        700,000         700,000
                                                          -------------

TIME DEPOSIT -- 2.7%
Cayman Island Time Deposit with State
 Street Bank & Trust Co. 3.00% due
 10/01/97...............................        439,000         439,000
                                                          -------------
TOTAL SHORT-TERM SECURITIES (cost
 $1,139,000)............................                      1,139,000
                                                          -------------

REPURCHASE AGREEMENTS -- 8.0%
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 8.0%
Lehman Brothers, Inc. Joint Repurchase
 Agreement (Note 3).....................        840,000         840,000
PaineWebber, Inc. Joint Repurchase
 Agreement (Note 3).....................        444,000         444,000
                                                          -------------
TOTAL REPURCHASE AGREEMENTS (cost
 $1,284,000)............................                      1,284,000
                                                          -------------

TOTAL INVESTMENTS --
  (cost $15,350,439)                          102.6%         16,531,017
Liabilities in excess of other assets --       (2.6)           (423,094)
                                           ---------      -------------
NET ASSETS --                                 100.0%      $  16,107,923
                                           ---------      -------------
                                           ---------      -------------

------------
+   Non-income producing securities
*  Resale restricted to qualified institutional buyers
ADR -- American Depository Receipt
DEM -- Deutsche Mark

                                                                ----------------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

-----------------------------------------------------------
                                                 GROSS
    CONTRACT             IN        DELIVERY    UNREALIZED
   TO DELIVER       EXCHANGE FOR     DATE     APPRECIATION
-----------------------------------------------------------
USD        7,956    DEM    14,000  03/11/98    $     48
USD        9,702    DEM    17,000  03/11/98          17
                                                -------
                                                     65
                                                -------


                                                 GROSS
                                               UNREALIZED
                                              DEPRECIATION
-----------------------------------------------------------
DEM      243,000    USD   137,607  11/18/97        (372)
DEM       68,000    USD    38,129  03/11/98        (747)
FIM      300,000    USD    57,228  03/11/98      (1,269)
GBP       14,000    USD    22,418  03/11/98          (8)
ITL   83,000,000    USD    46,753  03/11/98      (1,222)
NLG      250,000    USD   124,341  03/11/98      (2,509)
*SEK   1,221,000    USD   152,055  10/27/97      (9,039)
*SEK     330,300    USD    42,130  10/27/97      (1,448)
SEK      125,000    USD    15,919  03/11/98        (647)
*USD     205,389    SEK 1,551,300  10/27/97        (717)
                                                -------
                                                (17,978)
                                                -------
Net Unrealized Depreciation................    $(17,913)
                                                -------
                                                -------

------------
* Represents open forward foreign currency and offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk

DEM -- Deutsche Mark        ITL -- Italian Lira         USD -- United States Dollar
FIM -- Finnish Markka       NGL -- Netherlands Guilder
GBP -- Great British Pound  SEK -- Swedish Krona

See Notes to Financial Statements

----------------
20

----------------

SEASONS SERIES TRUST
MULTI-MANAGED INCOME/EQUITY
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1997

                                                                     (UNAUDITED)

COMMON STOCK -- 29.7%                        SHARES           VALUE
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.0%
APPAREL & TEXTILES -- 0.3%
R.P.M., Inc. ...........................            950   $      19,475
Sola International, Inc.+ ..............            600          20,587

AUTOMOTIVE -- 0.4%
Ford Motor Co. .........................            500          22,625
Volkswagen AG...........................             31          21,527

HOUSING -- 0.1%
Electrolux AB, Series B.................            117           9,144
Industrie Natuzzi SpA ADR...............            350           8,291

RETAIL -- 1.2%
Costco Cos., Inc.+ .....................            775          29,159
CVS Corp. ..............................            400          22,750
Federated Department Stores, Inc.+ .....            500          21,563
Linens' N Things, Inc.+ ................            275           9,213
Nordstrom, Inc. ........................            350          22,312
Office Depot, Inc.+ ....................            500          10,094
Wal-Mart Stores, Inc. ..................            700          25,637
                                                          -------------
                                                                242,377
                                                          -------------

CONSUMER STAPLES -- 1.1%
FOOD, BEVERAGE & TOBACCO -- 0.7%
Philip Morris Cos., Inc. ...............            400          16,625
RJR Nabisco Holdings Corp. .............            600          20,625
Sara Lee Corp. .........................            850          43,775

HOUSEHOLD PRODUCTS -- 0.4%
Gillette Co. ...........................            300          25,894
Kimberly-Clark Corp. ...................            300          14,681
Procter & Gamble Co. ...................            200          13,813
                                                          -------------
                                                                135,413
                                                          -------------

ENERGY -- 3.1%
ENERGY SERVICES -- 1.2%
Baker Hughes, Inc. .....................            500          21,875
Santa Fe International Corp.+ ..........          1,075          49,988
Schlumberger Ltd. ......................            250          21,047
Smedvig ASA, Class B....................            519          15,409
Transocean Offshore, Inc. ..............            800          38,350

ENERGY SOURCES -- 1.9%
Diamond Offshore Drilling, Inc. ........            625          34,492
Elf Aquitaine SA........................            165          22,027
Elf Aquitaine SA ADR....................            300          20,006

                                                                ----------------

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
ENSCO International, Inc. ..............            600   $      23,663
Exxon Corp. ............................            400          25,625
Mobil Corp. ............................            400          29,600
Noble Drilling Corp.+ ..................            900          29,025
Ocean Rig ASA+ .........................          6,589          11,311
Texaco, Inc. ...........................            400          24,575
                                                          -------------
                                                                366,993
                                                          -------------

FINANCE -- 4.3%
BANKS -- 1.7%
Astoria Financial Corp. ................             25           1,258
Banca Commerciale Italiana+ ............          3,314           9,523
Bank of New York Cos., Inc. ............            250          12,000
BankAmerica Corp. ......................            875          64,149
Chase Manhattan Corp. ..................            300          35,400
Citicorp................................             75          10,045
Dime Bancorp, Inc. .....................            100           2,094
First Union Corp. ......................            500          25,031
Mellon Bank Corp. ......................            400          21,900
Queens County Bancorp, Inc. ............             25           1,295
Star Banc Corp. ........................            475          21,820

FINANCIAL SERVICES -- 1.4%
American Express Co. ...................            300          24,562
Associates First Capital Corp. .........            775          48,244
Charles Schwab Corp. ...................            600          21,450
ContiFinancial Corp.+ ..................            600          19,500
Federal National Mortgage Association...            300          14,100
FirstSpartan Financial Corp. ...........             75           2,906
GSB Financial Corp.+ ...................             75           1,228
Household International, Inc. ..........            100          11,319
SLM Holding Corp. ......................             75          11,588
Transamerica Corp. .....................            100           9,950
Washington Mutual, Inc. ................            112           7,812

INSURANCE -- 1.2%
Aetna, Inc. ............................            300          24,431
Allstate Corp. .........................            300          24,113
Chubb Corp. ............................            300          21,319
Reliance Group Holdings, Inc. ..........            100           1,356
Skandia Forsakrings AB..................            198           8,846
Swiss Life Insurance & Pension Co. .....             20          11,922
UICI+ ..................................            550          15,813
UNUM Corp. .............................            725          33,078
                                                          -------------
                                                                518,052
                                                          -------------

HEALTHCARE -- 2.5%
DRUGS -- 1.6%
Amgen, Inc.+ ...........................            200           9,588
Astra AB, Class A.......................            294           5,424

----------------
22

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Bergen Brunswig Corp., Class A..........            300   $      12,112
Bristol-Myers Squibb Co. ...............            200          16,550
Cardinal Health, Inc. ..................            175          12,425
Johnson & Johnson.......................            400          23,050
Merck & Co., Inc. ......................            100           9,994
Teva Pharmaceutical Industries Ltd.
 ADR....................................            100           5,575
Warner-Lambert Co. .....................            700          94,456

HEALTH SERVICES -- 0.6%
Columbia/HCA Healthcare Corp. ..........            400          11,500
Humana, Inc. ...........................            700          16,669
Omnicare, Inc. .........................            650          21,125
Pacificare Health Systems, Inc., Class
 B+ ....................................            125           8,516
United Healthcare Corp. ................            300          15,000

MEDICAL PRODUCTS -- 0.3%
Baxter International, Inc. .............            200          10,450
ESC Medical Systems Ltd.+ ..............            350          13,169
Fresenius Medical Care AG ADR+ .........            150           3,412
IDEXX Laboratories, Inc.+ ..............            275           4,606
Sofamor Danek Group, Inc.+ .............            175           9,997
                                                          -------------
                                                                303,618
                                                          -------------

INDUSTRIAL & COMMERCIAL -- 2.7%
AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
Boeing Co. .............................            400          21,775

BUSINESS SERVICES -- 1.3%
Caliber System, Inc. ...................            250          13,562
Dal-Tile International, Inc.+ ..........            400           6,000
Owens-Illinois, Inc.+ ..................            500          16,969
Rentokil Initial PLC+ ..................          2,677          11,051
Sealed Air Corp.+ ......................            400          21,975
Service Corp. International.............            400          12,875
Suez Lyonnaise des Eaux+ ...............            176          19,639
Sysco Corp. ............................            600          22,162
Technology Solutions Co. ...............            175           5,644
Tomra Systems ASA.......................            265           6,097
USA Waste Services, Inc.+ ..............            400          15,950

MACHINERY -- 0.1%
Metra Oy, Class B.......................            656          19,094

MULTI-INDUSTRY -- 0.8%
Corning, Inc. ..........................            300          14,175
Raision Tehtaat Oy......................            199          22,717
Republic Industries, Inc.+ .............            500          16,469
Siebe PLC...............................            853          17,152
Westinghouse Electric Corp. ............            800          21,650

                                                                ----------------

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
TRANSPORTATION -- 0.3%
Burlington Northern Santa Fe Corp. .....            300   $      28,987
KLM Royal Dutch Air Lines NV............            125           4,289
                                                          -------------
                                                                318,232
                                                          -------------

INFORMATION & ENTERTAINMENT -- 1.2%
BROADCASTING & MEDIA -- 1.0%
General Cable Corp.+ ...................            500          17,750
Iridium World Communications Ltd.+ .....            400          16,500
New York Times Co., Class A.............            400          21,000
Omnicom Group, Inc. ....................            300          21,825
Time Warner, Inc. ......................            750          40,641

ENTERTAINMENT PRODUCTS -- 0.1%
Mattel, Inc. ...........................            400          13,250

LEISURE & TOURISM -- 0.1%
McDonald's Corp. .......................            300          14,287
                                                          -------------
                                                                145,253
                                                          -------------

INFORMATION TECHNOLOGY -- 9.2%
BROADCASTING & MEDIA -- 0.1%
Tele-Communications TCI Group, Class
 A+ ....................................            800          16,400

COMMUNICATION EQUIPMENT -- 0.5%
Lucent Technologies, Inc. ..............            200          16,275
Nokia Corp., Class A ADR................            300          28,144
Telecomunicacoes Brasileras SA ADR......            150          19,312

COMPUTERS & BUSINESS EQUIPMENT -- 1.8%
Compaq Computer Corp.+ .................          1,200          89,700
Computer Sciences Corp.+ ...............            200          14,150
Dell Computer Corp.+ ...................            250          24,219
EMC Corp.+ .............................            350          20,431
HBO & Co. ..............................            400          15,100
Hewlett-Packard Co. ....................            200          13,912
Honeywell, Inc. ........................            300          20,156
International Business Machines
 Corp. .................................            100          10,600
Perkin-Elmer Corp. .....................            125           9,133

ELECTRONICS -- 3.5%
Analog Devices, Inc.+ ..................            975          32,663
ASM Lithography Holdings NV+ ...........            100           9,875
Emerson Electric Co. ...................            300          17,288
General Electric Co. ...................            600          40,837
Intel Corp. ............................            750          69,234
Motorola, Inc. .........................            300          21,563
Philips Electronics NV..................            174          14,722
Philips Electronics NV ADR..............          1,400         117,600
Pittway Corp. ..........................            600          38,963
Rockwell International Corp. ...........            250          15,734
Texas Instruments, Inc. ................            300          40,537

----------------
24

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
SOFTWARE -- 2.4%
Aspen Technologies, Inc.+ ..............            775   $      27,222
BEA Systems, Inc.+ .....................            425           7,597
Ceridian Corp.+ ........................            100           3,700
Cisco Systems, Inc.+ ...................            750          54,796
J.D. Edwards & Co.+ ....................            875          29,312
Microsoft Corp.+ .......................            350          46,309
Novell, Inc.+ ..........................            200           1,794
Parametric Technology Corp.+ ...........          1,725          76,116
PeopleSoft, Inc.+ ......................            100           5,975
Policy Management Systems Corp.+ .......             25           1,555
Reynolds & Reynolds Co., Class A........            700          13,606
Sapient Corp.+ .........................             25           1,272
Wind River Systems+ ....................            325          13,406

TELECOMMUNICATIONS -- 0.9%
At Home Corp., Series A+ ...............          2,775          64,172
Ericsson (L.M.) Telecommunications Co.,
 Class B ADR............................            500          23,969
Tele-Communications, Inc................            200           4,125
Teleport Communications Group, Class
 A+ ....................................            200           8,975
                                                          -------------
                                                              1,100,449
                                                          -------------

MATERIALS -- 1.8%
CHEMICALS -- 1.3%
du Pont (E.I.) de Nemours & Co. ........            925          56,946
IMC Global, Inc. .......................            400          14,100
Monsanto Co. ...........................          2,050          79,950
Solutia, Inc.+ .........................            480           9,600

FOREST PRODUCTS -- 0.4%
American Pad & Paper Co.+ ..............            400           4,975
Fort James Corp. .......................            687          31,473
Ivex Packaging Corp.+ ..................            300           4,800

METALS & MINERALS -- 0.1%
Crown, Cork & Seal Co., Inc. ...........            200           9,225
EASCO, Inc. ............................            500           6,125
                                                          -------------
                                                                217,194
                                                          -------------

REAL ESTATE -- 0.7%
REAL ESTATE INVESTMENT TRUSTS -- 0.7%
Crescent Real Estate Equities...........            400          16,050
Equity Office Properties Trust..........          1,900          64,481
                                                          -------------
                                                                 80,531
                                                          -------------

UTILITIES -- 1.1%
ELECTRIC UTILITIES -- 0.2%
Duke Energy Co. ........................            400          19,775

GAS & PIPELINE UTILITIES -- 0.1%
US Filter Corp.+ .......................            300          12,919

                                                                ----------------

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
UTILITIES (CONTINUED)
TELEPHONE -- 0.8%
Ameritech Corp. ........................            300   $      19,950
AT&T Corp. .............................            300          13,294
Bell Atlantic Corp. ....................            230          18,501
GTE Corp. ..............................            300          13,612
MCI Communications Corp. ...............            400          11,750
Telecom Italia SpA+ ....................          2,673          17,808
                                                          -------------
                                                                127,609
                                                          -------------
TOTAL COMMON STOCK (cost $3,109,988)....                      3,555,721
                                                          -------------


                                            PRINCIPAL
BONDS & NOTES -- 56.7%                       AMOUNT
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.5%
RETAIL -- 0.5%
J.C. Penney Co., Inc. 7.40% 2037........  $      50,000          53,299
                                                          -------------

ENERGY -- 0.8%
ENERGY SOURCES -- 0.8%
Petroliam Nasional Bhd. 7.13% 2005*.....         60,000          59,829
YPF Sociedad Anonima 8.00% 2004.........         40,000          40,750
                                                          -------------
                                                                100,579
                                                          -------------

FINANCE -- 5.2%
BANKS -- 3.4%
Banc One Corp. 8.00% 2027...............         43,000          46,650
Banponce Financial Corp. 6.75% 2001.....         50,000          50,553
Credit National 7.00% 2005..............         40,000          39,350
Export Import Bank of Korea 6.50%
 2006...................................         45,000          44,409
First Republic Bancorp 7.75% 2012.......         50,000          49,610
Korea Development Bank 7.13% 2001.......         35,000          35,186
NBD Bank SA 8.25% 2024..................         50,000          57,343
NCNB Co. 9.38% 2009.....................         68,000          81,153

FINANCIAL SERVICES -- 1.8%
Dime Capital Trust I, Series A 9.33%
 2027...................................         40,000          43,221
GE Capital Mortgage Services, Inc. 6.25%
 2023...................................         36,904          36,685
Private Export Funding Corp. 7.03%
 2003...................................         60,000          62,225
Private Export Funding Corp. 7.90%
 2000...................................         75,000          78,143
                                                          -------------
                                                                624,528
                                                          -------------

HEALTHCARE -- 0.6%
HEALTH SERVICES -- 0.6%
Allegiance Corp. 7.00% 2026.............         75,000          76,302
                                                          -------------

INDUSTRIAL & COMMERCIAL -- 0.4%
MACHINERY -- 0.4%
Mark IV Industries, Inc. 8.75% 2003.....         40,000          41,600
                                                          -------------

----------------
26

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 1.2%
BROADCASTING & MEDIA -- 1.2%
Comcast Cable Communications 8.50%
 2027*..................................  $      50,000   $      55,739
News America Holdings, Inc. 8.00%
 2016...................................         50,000          51,154
Scholastic Corp. 7.00% 2003.............         40,000          40,446
                                                          -------------
                                                                147,339
                                                          -------------

INFORMATION TECHNOLOGY -- 0.5%
TELECOMMUNICATIONS -- 0.5%
Tele-Communications, Inc. 9.25% 2002....         50,000          54,514
                                                          -------------

MATERIALS -- 0.6%
CHEMICALS -- 0.6%
ICI Wilmington, Inc. 6.95% 2004.........         70,000          71,049
                                                          -------------

MUNICIPAL BONDS -- 1.1%
MUNICIPAL BONDS -- 1.1%
Hudson County New Jersey Improvement
 Authority Facility 6.55% 2002..........        135,000         135,864
                                                          -------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 2.6%
FOREIGN GOVERNMENT -- 2.6%
Republic of Argentina 11.00% 2006.......         55,000          62,700
Republic of Columbia 7.25% 2004.........         43,000          42,162
Republic of Germany 6.25% 2024 ... (DEM)        285,000         163,263
Republic of Lithuania 7.13% 2002* ......         43,000          42,559
                                                          -------------
                                                                310,684
                                                          -------------

U.S. GOVERNMENT & AGENCIES -- 41.7%
U.S. GOVERNMENT & AGENCIES -- 41.7%
Federal Home Loan Mortgage Corp. 6.00%
 2006...................................         45,000          44,269
Federal Home Loan Mortgage Corp. 6.50%
 2022...................................        100,000          98,250
Federal Home Loan Mortgage Corp. 6.50%
 2023...................................         30,000          29,053
Federal Home Loan Mortgage Corp. 7.00%
 2023...................................         32,000          32,460
Federal Home Loan Mortgage Corp. 7.50%
 2023...................................         22,091          22,567
Federal Home Loan Mortgage Corp. 7.75%
 2022...................................         53,186          54,066
Federal Home Loan Mortgage Corp. 8.50%
 2019...................................         69,260          72,330
Federal National Mortgage Association
 5.65% 2005.............................         45,000          44,560
Federal National Mortgage Association
 7.00% 2006.............................         29,338          29,521
Federal National Mortgage Association
 7.39% 2021.............................         57,570          59,441
Federal National Mortgage Association
 9.35% 2020.............................         18,431          18,698
Government National Mortgage Association
 7.00% 2022.............................         21,465          21,559
Government National Mortgage Association
 7.00% 2023.............................         20,855          20,927
Government National Mortgage Association
 7.25% 2027.............................        363,365         366,486
Government National Mortgage Association
 7.50% 2022.............................         59,056          60,310
Government National Mortgage Association
 7.50% 2024.............................         21,994          22,434
Government National Mortgage Association
 8.50% 2017.............................         68,094          72,370
Government National Mortgage Association
 8.50% 2017.............................         27,143          28,848
Government National Mortgage Association
 9.00% 2021.............................         26,601          28,662
United States Treasury Bonds 6.63%
 2027...................................        140,000         143,347
United States Treasury Bonds 8.50%
 2020...................................        205,000         253,399
United States Treasury Bonds 9.25%
 2016...................................        160,000         207,826

                                                                ----------------

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
United States Treasury Bonds 12.00%
 2013...................................  $     700,000   $   1,008,000
United States Treasury Notes 5.88%
 2000...................................        375,000         375,060
United States Treasury Notes 6.25%
 2002...................................        100,000         100,922
United States Treasury Notes 6.25%
 2007...................................        150,000         150,774
United States Treasury Notes 6.63%
 2001...................................      1,090,000       1,113,838
United States Treasury Notes 6.63%
 2002...................................        100,000         102,375
United States Treasury Notes 6.63%
 2007...................................         50,000          51,641
United States Treasury Notes 7.25%
 2004...................................        235,000         249,539
United States Treasury Notes 8.50%
 2000...................................        100,000         107,250
                                                          -------------
                                                              4,990,782
                                                          -------------

UTILITIES -- 1.5%
ELECTRIC UTILITIES -- 1.1%
Atlantic City Electric Co. 6.38% 2005...         60,000          59,461
Cleveland Electric Illuminating Co.
 7.19% 2000*............................         30,000          30,353
Public Service Electric & Gas Co. 8.88%
 2003...................................         35,000          38,637

TELEPHONE -- 0.4%
WorldCom, Inc. 7.55% 2004...............         50,000          51,852
                                                          -------------
                                                                180,303
                                                          -------------
TOTAL BONDS & NOTES (cost $6,624,128)...                      6,786,843
                                                          -------------
TOTAL INVESTMENT SECURITIES (cost
 $9,734,116)............................                     10,342,564
                                                          -------------


SHORT-TERM SECURITIES -- 1.7%
-----------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 1.7%
Federal Home Loan Mortgage Corp. 6.05%
 due 10/01/97 (cost $200,000)...........        200,000         200,000
                                                          -------------

REPURCHASE AGREEMENTS -- 12.5%
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 12.5%
Lehman Brothers, Inc. Joint Repurchase
 Agreement (Note 3).....................        820,000         820,000
PaineWebber, Inc. Joint Repurchase
 Agreement (Note 3).....................        674,000         674,000
                                                          -------------
TOTAL REPURCHASE AGREEMENTS (cost
 $1,494,000)............................                      1,494,000
                                                          -------------

TOTAL INVESTMENTS --
  (cost $11,428,116)                      100.6%            12,036,564
Liabilities in excess of other assets
  --                                       (0.6)               (66,092)
                                         ------            -----------
NET ASSETS --                             100.0%           $11,970,472
                                         ------            -----------
                                         ------            -----------

------------
+   Non-income producing securities
*  Resale restricted to qualified institutional buyers
ADR -- American Depository Receipt
DEM -- Deutsche Mark

----------------
28

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

------------------------------------------------------------
                                                  GROSS
        CONTRACT          IN        DELIVERY    UNREALIZED
       TO DELIVER    EXCHANGE FOR     DATE     APPRECIATION
------------------------------------------------------------
USD         6,819    DEM    12,000  03/11/98    $     41
USD         5,136    DEM     9,000  03/11/98           9
                                                 -------
                                                      50
                                                 -------


                                                  GROSS
                                                UNREALIZED
                                               DEPRECIATION
------------------------------------------------------------
DEM       283,000    USD   160,258  11/18/97        (433)
DEM        39,000    USD    21,868  03/11/98        (428)
FIM       160,000    USD    29,845  03/11/98        (677)
GBP         7,500    USD    12,010  03/11/98          (4)
ITL    44,000,000    USD    24,785  03/11/98        (648)
NLG       125,000    USD    62,171  03/11/98      (1,255)
*SEK    1,554,000    USD   193,524  10/27/97     (11,504)
*SEK      330,300    USD    42,130  10/27/97      (1,448)
SEK        65,000    USD     8,278  03/11/98        (336)
*USD      249,477    SEK 1,884,300  10/27/97        (870)
                                                 -------
                                                 (17,603)
                                                 -------
Net Unrealized Depreciation.................    $(17,553)
                                                 -------
                                                 -------

-------------

* Represents open forward foreign currency and offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk

DEM -- Deutsche Mark        ITL -- Italian Lira         USD -- United States Dollar
FIM -- Finnish Markka       NGL -- Netherlands Guilder
GBP -- Great British Pound  SEK -- Swedish Krona

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
MULTI-MANAGED INCOME
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1997

                                                                     (UNAUDITED)

COMMON STOCK -- 16.7%                                      SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.3%
APPAREL & TEXTILES -- 0.3%
R.P.M., Inc. .........................................            650   $      13,325
Sola International, Inc.+ ............................            600          20,587

AUTOMOTIVE -- 0.2%
Ford Motor Co. .......................................            300          13,575
Volkswagen AG.........................................             11           7,639

HOUSING -- 0.1%
Electrolux AB, Series B...............................             45           3,517
Industrie Natuzzi SpA ADR.............................            125           2,961

RETAIL -- 0.7%
Costco Cos., Inc.+ ...................................            300          11,287
CVS Corp. ............................................            100           5,688
Federated Department Stores, Inc.+ ...................            300          12,937
Linens' N Things, Inc.+ ..............................            125           4,188
Nordstrom, Inc. ......................................            125           7,969
Office Depot, Inc.+ ..................................            200           4,038
Wal-Mart Stores, Inc. ................................            500          18,312
                                                                        -------------
                                                                              126,023
                                                                        -------------

CONSUMER STAPLES -- 0.7%
FOOD, BEVERAGE & TOBACCO -- 0.3%
Philip Morris Cos., Inc. .............................            300          12,469
Sara Lee Corp. .......................................            300          15,450

HOUSEHOLD PRODUCTS -- 0.4%
Gillette Co. .........................................            200          17,262
Kimberly-Clark Corp. .................................            200           9,788
Procter & Gamble Co. .................................            200          13,812
                                                                        -------------
                                                                               68,781
                                                                        -------------

ENERGY -- 1.8%
ENERGY SERVICES -- 0.6%
Baker Hughes, Inc. ...................................            300          13,125
Santa Fe International Corp.+ ........................            425          19,763
Schlumberger Ltd. ....................................            100           8,419
Smedvig ASA, Class B..................................            186           5,522
Transocean Offshore, Inc. ............................            300          14,381

ENERGY SOURCES -- 1.2%
Diamond Offshore Drilling, Inc. ......................            225          12,417
Elf Aquitaine SA......................................             59           7,876
Elf Aquitaine SA ADR..................................            125           8,336
ENSCO International, Inc. ............................            200           7,888

----------------
30

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Exxon Corp. ..........................................            200   $      12,812
Mobil Corp. ..........................................            300          22,200
Noble Drilling Corp.+ ................................            350          11,288
Ocean Rig ASA+ .......................................          2,563           4,400
Texaco, Inc. .........................................            400          24,575
                                                                        -------------
                                                                              173,002
                                                                        -------------

FINANCE -- 2.3%
BANKS -- 0.6%
Astoria Financial Corp. ..............................             25           1,258
Banca Commerciale Italiana+ ..........................          1,249           3,589
Bank of New York Cos., Inc. ..........................             75           3,600
BankAmerica Corp. ....................................            200          14,663
Chase Manhattan Corp. ................................            100          11,800
Citicorp..............................................             25           3,349
Dime Bancorp, Inc. ...................................             25             523
Mellon Bank Corp. ....................................            200          10,950
Queens County Bancorp, Inc. ..........................             25           1,295
Star Banc Corp. ......................................            175           8,039

FINANCIAL SERVICES -- 1.0%
American Express Co. .................................            300          24,562
Associates First Capital Corp. .......................            450          28,012
Charles Schwab Corp. .................................            112           4,004
ContiFinancial Corp.+ ................................            300           9,750
Federal National Mortgage Association.................            300          14,100
FirstSpartan Financial Corp. .........................             25             969
GSB Financial Corp.+ .................................             25             409
SLM Holding Corp. ....................................             25           3,863
Washington Mutual, Inc. ..............................             45           3,139

INSURANCE -- 0.7%
Aetna, Inc. ..........................................            100           8,144
Allstate Corp. .......................................            100           8,037
Chubb Corp. ..........................................            300          21,319
Reliance Group Holdings, Inc. ........................             50             678
Skandia Forsakrings AB................................             82           3,663
Swiss Life Insurance & Pension Co. ...................              8           4,769
UICI+ ................................................            225           6,469
UNUM Corp. ...........................................            350          15,969
                                                                        -------------
                                                                              216,922
                                                                        -------------

HEALTHCARE -- 1.2%
DRUGS -- 0.8%
Amgen, Inc.+ .........................................            200           9,587
Astra AB, Class A.....................................            102           1,882
Bergen Brunswig Corp., Class A........................            100           4,038
Cardinal Health, Inc. ................................             50           3,550
Johnson & Johnson.....................................            200          11,525
Merck & Co., Inc. ....................................            100           9,994

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Teva Pharmaceutical Industries Ltd. ADR...............             50   $       2,788
Warner-Lambert Co. ...................................            250          33,734

HEALTH SERVICES -- 0.3%
Columbia/HCA Healthcare Corp. ........................            300           8,625
Omnicare, Inc. .......................................            250           8,125
Pacificare Health Systems, Inc., Class B+ ............             50           3,406
United Healthcare Corp. ..............................            100           5,000

MEDICAL PRODUCTS -- 0.1%
ESC Medical Systems Ltd.+ ............................            150           5,644
Fresenius Medical Care AG ADR+ .......................             75           1,706
IDEXX Laboratories, Inc.+ ............................            125           2,094
Sofamor Danek Group, Inc.+ ...........................             50           2,856
                                                                        -------------
                                                                              114,554
                                                                        -------------

INDUSTRIAL & COMMERCIAL -- 1.4%
AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Boeing Co. ...........................................            200          10,887

BUSINESS SERVICES -- 0.8%
Caliber System, Inc. .................................             75           4,069
Dal-Tile International, Inc.+ ........................            200           3,000
Owens-Illinois, Inc.+ ................................            300          10,181
Rentokil Initial PLC+ ................................            982           4,054
Sealed Air Corp.+ ....................................            150           8,241
Suez Lyonnaise des Eaux+ .............................             70           7,811
Sysco Corp. ..........................................            500          18,469
Technology Solutions Co. .............................             75           2,419
Tomra Systems ASA.....................................             97           2,231
USA Waste Services, Inc.+ ............................            300          11,962

MACHINERY -- 0.1%
Metra Oy, Class B.....................................            250           7,276

MULTI-INDUSTRY -- 0.2%
Raision Tehtaat Oy....................................             78           8,904
Siebe PLC.............................................            338           6,797
Westinghouse Electric Corp. ..........................            175           4,736

TRANSPORTATION -- 0.2%
Burlington Northern Santa Fe Corp. ...................            200          19,325
KLM Royal Dutch Air Lines NV..........................             50           1,716
                                                                        -------------
                                                                              132,078
                                                                        -------------

INFORMATION & ENTERTAINMENT -- 0.9%
BROADCASTING & MEDIA -- 0.7%
General Cable Corp.+ .................................            500          17,750
New York Times Co., Class A...........................            300          15,750
Omnicom Group, Inc. ..................................            200          14,550
Time Warner, Inc. ....................................            350          18,966

----------------
32

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
ENTERTAINMENT PRODUCTS -- 0.2%
Mattel, Inc. .........................................            400   $      13,250
                                                                        -------------
                                                                               80,266
                                                                        -------------

INFORMATION TECHNOLOGY -- 4.8%
BROADCASTING & MEDIA -- 0.0%
Tele-Communications TCI Group, Class A+ ..............            143           2,931

COMMUNICATION EQUIPMENT -- 0.4%
Lucent Technologies, Inc. ............................            200          16,275
Nokia Corp., Class A ADR..............................            100           9,381
Telecomunicacoes Brasileras SA ADR....................             50           6,438

COMPUTERS & BUSINESS EQUIPMENT -- 0.9%
Compaq Computer Corp.+ ...............................            425          31,769
Computer Sciences Corp.+ .............................            100           7,075
Dell Computer Corp.+ .................................            100           9,687
EMC Corp.+ ...........................................             50           2,919
HBO & Co. ............................................            150           5,663
Hewlett-Packard Co. ..................................            100           6,956
Honeywell, Inc. ......................................            200          13,437
Perkin-Elmer Corp. ...................................             50           3,653

ELECTRONICS -- 2.0%
Analog Devices, Inc.+ ................................            350          11,725
ASM Lithography Holdings NV+ .........................             50           4,937
Emerson Electric Co. .................................            200          11,525
General Electric Co. .................................            300          20,419
Intel Corp. ..........................................            300          27,694
Motorola, Inc. .......................................            300          21,562
Philips Electronics NV................................             71           6,007
Philips Electronics NV ADR............................            500          42,000
Pittway Corp. ........................................            225          14,611
Rockwell International Corp. .........................            150           9,441
Texas Instruments, Inc. ..............................            125          16,891

SOFTWARE -- 1.1%
Aspen Technologies, Inc.+ ............................            275           9,659
BEA Systems, Inc.+ ...................................            125           2,234
Cisco Systems, Inc.+ .................................            250          18,266
J.D. Edwards & Co.+ ..................................            300          10,050
Microsoft Corp.+ .....................................            150          19,847
Parametric Technology Corp.+ .........................            675          29,784
PeopleSoft, Inc.+ ....................................             50           2,988
Reynolds & Reynolds Co., Class A......................            400           7,775
Sapient Corp.+ .......................................             25           1,272
Wind River Systems+ ..................................            109           4,496

TELECOMMUNICATIONS -- 0.4%
At Home Corp., Series A+ .............................          1,150          26,594
Ericsson (L.M.) Telecommunications Co., Class B ADR...            175           8,389
Tele-Communications TCI Venture Group, Class A+ ......             82           1,691

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Teleport Communications Group, Class A+ ..............            100   $       4,488
                                                                        -------------
                                                                              450,529
                                                                        -------------

MATERIALS -- 1.1%
CHEMICALS -- 0.7%
du Pont (E.I.) de Nemours & Co. ......................            350          21,547
IMC Global, Inc. .....................................            300          10,575
Monsanto Co. .........................................            725          28,275
Solutia, Inc.+ .......................................            170           3,400

FOREST PRODUCTS -- 0.3%
American Pad & Paper Co.+ ............................            200           2,487
Fort James Corp. .....................................            550          25,197
Ivex Packaging Corp.+ ................................            100           1,600

METALS & MINERALS -- 0.1%
Crown, Cork & Seal Co., Inc. .........................            200           9,225
                                                                        -------------
                                                                              102,306
                                                                        -------------

REAL ESTATE -- 0.4%
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
Crescent Real Estate Equities.........................            300          12,037
Equity Office Properties Trust........................            775          26,302
                                                                        -------------
                                                                               38,339
                                                                        -------------

UTILITIES -- 0.8%
ELECTRIC UTILITIES -- 0.2%
Duke Energy Co. ......................................            313          15,474

GAS & PIPELINE UTILITIES -- 0.0%
US Filter Corp.+ .....................................            100           4,306

TELEPHONE -- 0.6%
Ameritech Corp. ......................................            200          13,300
AT&T Corp. ...........................................            200           8,863
GTE Corp. ............................................            300          13,612
MCI Communications Corp. .............................            300           8,813
Telecom Italia SpA+ ..................................          1,041           6,935
                                                                        -------------
                                                                               71,303
                                                                        -------------
TOTAL COMMON STOCK (cost $1,355,291)..................                      1,574,103
                                                                        -------------

----------------
34

                                                          PRINCIPAL
BONDS & NOTES -- 72.8%                                     AMOUNT           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.7%
RETAIL -- 0.7%
J.C. Penney Co., Inc. 7.40% 2037......................  $      60,000   $      63,959
                                                                        -------------

ENERGY -- 1.3%
ENERGY SOURCES -- 1.3%
Petroliam Nasional Bhd. 7.13% 2005*...................         65,000          64,815
YPF Sociedad Anonima 8.00% 2004.......................         60,000          61,125
                                                                        -------------
                                                                              125,940
                                                                        -------------

FINANCE -- 8.5%
BANKS -- 5.2%
Banc One Corp. 8.00% 2027.............................         55,000          59,668
Banponce Financial Corp. 6.75% 2001...................         65,000          65,720
Credit National 7.00% 2005............................         60,000          59,025
Export Import Bank of Korea 6.50% 2006................         60,000          59,212
First Republic Bancorp 7.75% 2012.....................         55,000          54,570
Korea Development Bank 7.13% 2001.....................         30,000          30,160
NBD Bank SA 8.25% 2024................................         55,000          63,078
NCNB Co. 9.38% 2009...................................         80,000          95,474

FINANCIAL SERVICES -- 3.3%
Dime Capital Trust I, Series A 9.33% 2027.............         45,000          48,623
GE Capital Mortgage Services, Inc. 6.25% 2023.........         55,356          55,027
Private Export Funding Corp. 7.03% 2003...............        100,000         103,708
Private Export Funding Corp. 7.90% 2000...............        100,000         104,191
                                                                        -------------
                                                                              798,456
                                                                        -------------

HEALTHCARE -- 1.1%
MEDICAL PRODUCTS -- 1.1%
Allegiance Corp. 7.00% 2026...........................        100,000         101,736
                                                                        -------------

INDUSTRIAL & COMMERCIAL -- 0.6%
MACHINERY -- 0.6%
Mark IV Industries, Inc. 8.75% 2003...................         50,000          52,000
                                                                        -------------

INFORMATION & ENTERTAINMENT -- 2.5%
BROADCASTING & MEDIA -- 2.5%
Comcast Cable Communications 8.50% 2027*..............         80,000          89,182
News America Holdings, Inc. 8.00% 2016................         80,000          81,846
Scholastic Corp. 7.00% 2003...........................         60,000          60,669
                                                                        -------------
                                                                              231,697
                                                                        -------------

INFORMATION TECHNOLOGY -- 0.7%
TELECOMMUNICATIONS -- 0.7%
Tele-Communications, Inc. 9.25% 2002..................         60,000          65,417
                                                                        -------------

MATERIALS -- 0.9%
CHEMICALS -- 0.9%
ICI Wilmington, Inc. 6.95% 2004.......................         80,000          81,199
                                                                        -------------

                                                                ----------------

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 2.1%
MUNICIPAL BONDS -- 2.1%
Hudson County New Jersey Improvement Authority
 Facility 6.55% 2002..................................  $     200,000   $     201,280
                                                                        -------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 3.8%
FOREIGN GOVERNMENT -- 3.8%
Republic of Argentina 11.00% 2006.....................         60,000          68,400
Republic of Columbia 7.25% 2004.......................         55,000          53,928
Republic of Germany 6.25% 2024.................. (DEM)        325,000         186,176
Republic of Lithuania 7.13% 2002*.....................         53,000          52,457
                                                                        -------------
                                                                              360,961
                                                                        -------------

U.S. GOVERNMENT & AGENCIES -- 48.0%
U.S. GOVERNMENT & AGENCIES -- 48.0%
Federal Home Loan Mortgage Corp. 6.50% 2022...........         60,000          58,950
Federal Home Loan Mortgage Corp. 6.50% 2023...........         40,000          38,737
Federal Home Loan Mortgage Corp. 7.00% 2023...........         45,000          45,646
Federal Home Loan Mortgage Corp. 7.50% 2023...........         36,818          37,612
Federal Home Loan Mortgage Corp. 7.75% 2022...........         75,980          77,238
Federal Home Loan Mortgage Corp. 8.50% 2019...........         79,154          82,663
Federal National Mortgage Association 5.65% 2005......         60,000          59,413
Federal National Mortgage Association 7.00% 2006......         41,073          41,330
Federal National Mortgage Association 7.39% 2021......         57,570          59,441
Federal National Mortgage Association 9.35% 2020......         40,067          40,649
Government National Mortgage Association 7.00% 2023...         19,805          19,873
Government National Mortgage Association 7.00% 2023...         26,316          26,407
Government National Mortgage Association 7.00% 2023...         19,728          19,795
Government National Mortgage Association 7.25% 2027...        552,514         557,260
Government National Mortgage Association 7.50% 2022...         26,223          26,779
Government National Mortgage Association 7.50% 2023...         90,076          91,934
Government National Mortgage Association 8.50% 2017...         69,796          74,179
Government National Mortgage Association 8.50% 2017...         29,514          31,367
Government National Mortgage Association 9.00% 2021...         29,926          32,245
United States Treasury Bonds 6.63% 2027...............        110,000         112,630
United States Treasury Bonds 8.50% 2020...............        110,000         135,970
United States Treasury Bonds 9.25% 2016...............        115,000         149,375
United States Treasury Bonds 12.00% 2013..............        805,000       1,159,200
United States Treasury Notes 5.88% 2000...............        185,000         185,030
United States Treasury Notes 6.25% 2007...............        110,000         110,568
United States Treasury Notes 6.63% 2001...............        835,000         853,261
United States Treasury Notes 6.63% 2002...............         65,000          66,544
United States Treasury Notes 6.63% 2007...............         25,000          25,820
United States Treasury Notes 7.25% 2004...............        155,000         164,590
United States Treasury Notes 8.50% 2000...............        125,000         134,062
                                                                        -------------
                                                                            4,518,568
                                                                        -------------

----------------
36

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
UTILITIES -- 2.6%
ELECTRIC UTILITIES -- 1.7%
Atlantic City Electric Co. 6.38% 2005.................  $      75,000   $      74,327
Cleveland Electric Illuminating Co. 7.19% 2000*.......         40,000          40,470
Public Service Electric & Gas Co. 8.88% 2003..........         47,000          51,884

TELEPHONE -- 0.9%
WorldCom, Inc. 7.55% 2004.............................         80,000          82,964
                                                                        -------------
                                                                              249,645
                                                                        -------------
TOTAL BONDS & NOTES (cost $6,662,783).................                      6,850,858
                                                                        -------------
TOTAL INVESTMENT SECURITIES (cost $8,018,074).........                      8,424,961
                                                                        -------------


SHORT-TERM SECURITIES -- 0.3%
-------------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 0.3%
Federal Home Loan Mortgage Corp. 6.05% due 10/01/97
 (cost $25,000).......................................         25,000          25,000
                                                                        -------------

REPURCHASE AGREEMENTS -- 9.8%
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 9.8%
Lehman Brothers, Inc. Joint Repurchase Agreement (Note
 3)...................................................        835,000         835,000
PaineWebber, Inc. Joint Repurchase Agreement (Note
 3)...................................................         91,000          91,000
                                                                        -------------
TOTAL REPURCHASE AGREEMENTS (cost $926,000)...........                        926,000
                                                                        -------------

TOTAL INVESTMENTS -- (cost $8,969,074)                     99.6%            9,375,961
Other assets less liabilities --                            0.4                35,900
                                                        -------         -------------
NET ASSETS --                                             100.0%        $   9,411,861
                                                        -------         -------------
                                                        -------         -------------

------------
+   Non-income producing securities
*  Resale restricted to qualified institutional buyers
ADR -- American Depository Receipt
DEM -- Deutsche Mark

                                                                ----------------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------
                                                                 GROSS
       CONTRACT             IN               DELIVERY          UNREALIZED
      TO DELIVER       EXCHANGE FOR            DATE           APPRECIATION
---------------------------------------------------------------------------
USD        4,546         DEM     8,000          03/11/98     $          27
USD        1,712         DEM     3,000          03/11/98                 3
                                                                   -------
                                                                        30
                                                                   -------


                                                                 GROSS
                                                               UNREALIZED
                                                              DEPRECIATION
---------------------------------------------------------------------------
DEM      322,000         USD   182,343          11/18/97              (492)
DEM       18,000         USD    10,093          03/11/98              (198)
FIM       60,000         USD    11,192          03/11/98              (254)
GBP        3,000         USD     4,804          03/11/98                (2)
ITL   17,000,000         USD     9,578          03/11/98              (250)
NLG       47,000         USD    23,376          03/11/98              (472)
*SEK   1,998,000         USD   248,817          10/27/97           (14,791)
*SEK     110,000         USD    14,031          10/27/97              (482)
SEK       26,000         USD     3,311          03/11/98              (134)
*USD     279,094        SEK  2,108,000          10/27/97              (974)
                                                                   -------
                                                                   (18,049)
                                                                   -------
Net Unrealized Depreciation.............................     $     (18,019)
                                                                   -------
                                                                   -------

-------------

* Represents open forward foreign currency and offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk

DEM -- Deutsche Mark        ITL -- Italian Lira         SEK -- Swedish Krona
FIM -- Finnish Markka       NGL -- Netherlands Guilder  USD -- United States Dollar
GBP -- Great British Pound

See Notes to Financial Statements

----------------
38

----------------

SEASONS SERIES TRUST
ASSET ALLOCATION:
DIVERSIFIED GROWTH
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1997

                                                                     (UNAUDITED)

COMMON STOCK -- 69.6%                                      SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 6.9%
APPAREL & TEXTILES -- 0.0%
Onward Kashiyama Co. Ltd. ............................          1,000   $      14,419

AUTOMOTIVE -- 2.1%
Bayerische Motoren Werke AG+ .........................            101          85,998
Bridgestone Corp. ....................................          1,000          24,033
Cycle & Carriage Ltd. ................................          1,000           6,048
Edaran Otomobil Nasional Bhd..........................          2,000           8,014
Lear Corp.+ ..........................................          6,200         305,350
Magna International, Inc., Class A ADR................            498          34,424
Michelin SA, Class B..................................            659          37,434

HOUSING -- 0.8%
Cemex SA de CV........................................          6,844          35,850
CRH PLC...............................................          4,826          55,041
Electrolux AB, Series B...............................            145          11,333
Lafarge SA............................................            644          47,198
Matsushita Electric Works Ltd. .......................          4,000          41,767

RETAIL -- 4.0%
Fuji Photo Film Co., Ltd. ............................          1,000          41,270
Ito Yokado Co. Ltd. ..................................          1,000          54,197
Kmart Corp.+ .........................................         19,900         278,600
Lowe's Cos., Inc. ....................................          8,100         314,887
Office Max, Inc.+ ....................................         15,000         227,813
Vendex International NV...............................            786          46,600
                                                                        -------------
                                                                            1,670,276
                                                                        -------------

CONSUMER STAPLES -- 6.4%
FOOD, BEVERAGE & TOBACCO -- 6.0%
B.A.T. Industries PLC.................................          8,276          72,464
Bass PLC+ ............................................          2,100          28,309
Dimon, Inc. ..........................................         13,100         327,500
Dole Food, Inc. ......................................          6,500         293,719
Fomento Economico Mexicano SA de CV, Class B+ ........          2,750          23,571
Goodman Fielder Ltd. .................................         19,296          31,238
Nestle SA.............................................             52          72,437
Quaker Oats Co. ......................................          5,900         297,212
RJR Nabisco Holdings Corp. ...........................          8,900         305,937

HOUSEHOLD PRODUCTS -- 0.4%
KAO Corp. ............................................          4,000          58,010
Unilever PLC..........................................          1,543          45,059
                                                                        -------------
                                                                            1,555,456
                                                                        -------------

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
ENERGY -- 4.3%
ENERGY SERVICES -- 0.3%
Petroleo Brasileiro SA ADR* ..........................            200   $       5,623
Petroleo Brasileiro SA ADR............................            800          22,350
Shell Transport & Trading Co. PLC.....................          6,873          50,604

ENERGY SOURCES -- 4.0%
Amoco Corp. ..........................................          3,100         298,762
British Petroleum Co. PLC.............................          3,824          57,654
Burmah Castrol PLC....................................          3,353          59,798
Elf Aquitaine SA......................................            521          69,553
ENI SpA...............................................         15,290          96,285
Occidental Petroleum..................................         11,300         293,094
Total SA, Class B.....................................            705          80,688
                                                                        -------------
                                                                            1,034,411
                                                                        -------------

FINANCE -- 12.4%
BANKS -- 8.0%
ABN Amro Holdings NV..................................          1,296          26,242
Allied Irish Banks....................................          5,685          50,264
Banco Frances del Rio de la Plata SA..................          1,126          12,197
Bank of Ireland PLC...................................          4,136          51,690
Bank of Nova Scotia...................................            748          35,856
Bankers Trust New York Corp. .........................          3,000         367,500
Commonwealth Bank of Australia........................          2,146          26,546
Dao Heng Holdings Ltd. ...............................          6,000          27,061
Deutsche Bank AG......................................            726          51,113
Development Bank of Singapore Ltd. alien shares.......          2,000          20,399
First Union Corp. ....................................          6,500         325,406
HSBC Holdings PLC.....................................          2,000          66,942
Julius Baer Holdings AG...............................              6           9,220
Schweizerische Bank-Gesellschaft+ ....................             60          70,091
Societe Generale......................................            250          36,198
Summit Bancorp........................................          8,100         359,944
Uniao De Barncos Brasilieros SA GDR+ .................            300          10,988
Union Planters Corp. .................................          5,500         307,313
United Overseas Bank Ltd. alien shares................          5,000          36,940
Westpac Banking Corp., Ltd. ..........................          8,693          54,903

FINANCIAL SERVICES -- 3.1%
Acom Co. Ltd.* .......................................            200          10,425
Ahmanson (H.F.) & Co. ................................          5,300         301,106
Cetelem+ .............................................            218          24,840
Credit Local de France+ ..............................            402          38,081
Guoco Group Ltd. .....................................          4,000          15,973
ING Groep NV..........................................          1,234          56,669
Washington Mutual, Inc. ..............................          4,470         311,783

INSURANCE -- 1.3%
CIGNA Corp. ..........................................            600         111,750
Norwich Union PLC+....................................          4,217          22,848
Schweizerische Rueckversicherungs-Gesellschaft........             15          22,494
USF&G Corp. ..........................................          5,900         135,331

----------------
40

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
Zurich Versicherungs-Gesellschaft.....................             43   $      18,715
                                                                        -------------
                                                                            3,016,828
                                                                        -------------
HEALTHCARE -- 3.3%
DRUGS -- 2.0%
Astra AB, Class A.....................................          1,208          22,289
Glaxo Wellcome PLC....................................          1,000          22,299
Novartis AG ADR.......................................             27          41,399
Pharmacia & Upjohn, Inc. .............................          7,700         281,050
Pharmacia & Upjohn, Inc. (SEK)........................            836          30,300
Sankyo Co. Ltd. ......................................          2,000          69,280
Santen Pharmaceutical Co.+ ...........................          1,000          18,812

HEALTH SERVICES -- 1.3%
Wellpoint Health Networks, Inc., Class A..............          5,500         318,656
                                                                        -------------
                                                                              804,085
                                                                        -------------

INDUSTRIAL & COMMERCIAL -- 11.5%
AEROSPACE & MILITARY TECHNOLOGY -- 1.9%
Boeing Co. ...........................................          4,800         261,300
General Motors Corp., Class H.........................            300          19,838
Northrop Grumman Corp.+ ..............................          1,200         145,650
Rolls Royce Ltd. PLC..................................          7,061          28,544

BUSINESS SERVICES -- 1.7%
Dai Nippon Printing Co., Ltd. ........................          2,000          42,761
Kurita Water Industries Ltd. .........................          1,000          19,972
Ogden Corp. ..........................................         13,300         314,212
VA Technologie AG.....................................            137          29,371
Yamato Transport Co. Ltd. ............................          2,000          24,530

MACHINERY -- 0.6%
Mannesmann AG.........................................            108          51,465
Molins PLC............................................          1,520          10,784
Rieter Holdings Ltd. AG...............................             67          31,049
Sandvik AB, Class B...................................          1,460          50,703

MULTI-INDUSTRY -- 3.5%
Alfa, SA de CV, Class A...............................          6,050          56,840
BTR Ltd. PLC..........................................          8,492          34,507
Compagnie Generale des Eaux...........................            377          44,356
Cookson Group PLC.....................................          2,900          11,777
Hercules, Inc. .......................................          5,500         273,625
Securicor Group PLC+ .................................          4,497          19,506
Smiths Industries.....................................          2,766          41,043
Sungei Way Holdings Bhd. .............................          9,000           8,267
Swire Pacific Ltd., Class A...........................          2,000          15,314
Tomkins PLC...........................................          8,275          46,435
Whitman Corp. ........................................         10,900         297,025

TRANSPORTATION -- 3.8%
ABB AG+ ..............................................              8          11,782
Burlington Northern Santa Fe Corp. ...................          3,000         289,875

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
TRANSPORTATION (CONTINUED)
Delta Air Lines, Inc. ................................          3,400   $     320,238
KLM Royal Dutch Air Lines NV..........................            830          28,983
Norfolk Southern Corp. ...............................          2,600         268,450
                                                                        -------------
                                                                            2,798,202
                                                                        -------------

INFORMATION & ENTERTAINMENT -- 2.5%
BROADCASTING & MEDIA -- 1.2%
Times Mirror Co., Series A............................          5,300         291,169

ENTERTAINMENT PRODUCTS -- 1.1%
Polaroid Corp. .......................................          5,000         255,937

LEISURE & TOURISM -- 0.2%
Hutchison Whampoa Ltd. ...............................          5,000          49,270
Resorts World Bhd. ...................................          2,000           4,377
                                                                        -------------
                                                                              600,753
                                                                        -------------

INFORMATION TECHNOLOGY -- 11.5%
COMMUNICATION EQUIPMENT -- 0.3%
Newbridge Networks Corp. ADR+.........................            700          41,887
Nokia Corp., Class A ADR..............................            470          44,682

COMPUTERS & BUSINESS EQUIPMENT -- 4.6%
Canon, Inc. ..........................................          3,000          87,760
Hewlett-Packard Co. ..................................          4,900         340,856
International Business Machines Corp. ................          3,000         317,812
NCR Corp.+ ...........................................         10,000         349,375
Ricoh Co. Ltd. .......................................          1,000          15,000

ELECTRONICS -- 2.6%
Dixons Group PLC......................................            900           9,259
General Electric Co. PLC..............................          7,905          49,713
Murata Manufacturing Co. Ltd. ........................          1,000          43,258
Omron Corp............................................          2,000          41,932
Philips Electronics NV................................            877          74,203
SGS Thomson Microelectronics NV+ .....................            738          69,280
Tokyo Electron Ltd. ..................................          1,000          61,076
Vishay Intertechnology, Inc.+ ........................         10,655         281,692

SOFTWARE -- 1.4%
Computer Associates International, Inc. ..............          4,800         344,700

TELECOMMUNICATIONS -- 2.6%
Deutsche Telekom AG...................................          4,247          82,202
Ericsson (L.M.) Telecommunications Co., Series B
 ADR..................................................            971          46,647
Northern Telecom Ltd. ................................            543          56,950
Portugal Telecom SA...................................          1,605          69,618
PT Telekomunikasi Indonesia ADR.......................            193           4,318
U.S. West Communications Group........................          7,500         288,750
Vodafone Group PLC....................................         14,227          76,394
                                                                        -------------
                                                                            2,797,364
                                                                        -------------

----------------
42

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
MATERIALS -- 6.2%
CHEMICALS -- 0.8%
Akzo-Nobel NV+ .......................................            348   $      59,466
Bayer AG+ ............................................          1,559          62,071
Ciba Specialty Chemicals AG+ .........................            488          47,142
Shin-Etsu Chemical Co. Ltd.+ .........................          1,000          27,513

FOREST PRODUCTS -- 3.9%
Boise Cascade Corp. ..................................          7,400         311,262
International Paper Co. ..............................          4,700         258,794
Mayr-Melnhof Karton AG................................             80           4,773
Svenska Cellulosa AB, Class B.........................          1,899          47,929
Unisource Worldwide, Inc. ............................         16,900         321,100

METALS & MINERALS -- 1.5%
Freeport Copper & Gold, Inc., Class B.................         10,100         291,006
Kawasaki Steel Corp. .................................          8,000          15,315
Rio Tinto Corp. PLC...................................          3,615          57,359
                                                                        -------------
                                                                            1,503,730
                                                                        -------------

REAL ESTATE -- 2.7%
REAL ESTATE COMPANIES -- 0.7%
Amoy Properties Ltd. .................................         19,500          21,294
Cheung Kong Holdings Ltd. ............................          5,000          56,216
Security Capital Group, Inc., Class B.................          2,300          79,063

REAL ESTATE INVESTMENT TRUSTS -- 2.0%
Beacon Properties Corp. ..............................          3,700         169,506
Equity Residential Properties Trust...................          5,800         316,463
                                                                        -------------
                                                                              642,542
                                                                        -------------

UTILITIES -- 1.9%
ELECTRIC UTILITIES -- 0.5%
Electricidad de Portugal SA...........................            200           3,434
Hong Kong Electric Holdings Ltd. .....................          2,000           7,444
Scottish Power PLC....................................          7,802          60,375
Veba AG...............................................          1,033          60,362

GAS & PIPELINE UTILITIES -- 0.1%
Hong Kong & China Gas Co. Ltd.+ ......................          6,000          12,368

TELEPHONE -- 1.3%
Sprint Corp. .........................................          6,200         310,000
                                                                        -------------
                                                                              453,983
                                                                        -------------
TOTAL COMMON STOCK (cost $15,200,136).................                     16,877,630
                                                                        -------------

                                                                ----------------

                                                          PRINCIPAL
BONDS & NOTES -- 19.0%                                     AMOUNT           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.4%
RETAIL -- 0.4%
Rite Aid Corp. 6.70% 2001.............................  $     100,000   $     100,635
                                                                        -------------

ENERGY -- 0.8%
ENERGY SERVICES -- 0.4%
Petroleum Geo Services ASA 7.50% 2007.................        100,000         103,332

ENERGY SOURCES -- 0.4%
Saga Petroleum ASA 7.25% 2027.........................         40,000          39,449
YPF Sociedad Anonima 7.75% 2007.......................         45,000          45,067
                                                                        -------------
                                                                              187,848
                                                                        -------------

FINANCE -- 3.0%
BANKS -- 0.3%
Merita Bank Ltd 6.50% 2006............................         40,000          38,960
Societe Generale New York 7.40% 2006..................         30,000          31,074

FINANCIAL SERVICES -- 2.3%
Advanta Mortgage Loan Trust 6.69% 2017................         25,000          25,223
Advanta Mortgage Loan Trust 7.05% 2021................         25,000          25,343
Amresco Residential Securities 6.57% 2018.............         20,000          20,097
Carco Auto Loan Master Trust 6.69% 2004...............         20,000          20,034
Green Tree Financial Corp. 6.93% 2028.................         55,000          55,859
Greentree Recreational Equipment 6.55% 2028...........         42,103          42,478
Harley Davidson Eagle Motorcycle Trust 6.20% 2003.....        150,000         151,559
Money Store, Inc. 8.05% 2002..........................        100,000         103,552
PNC Mortgage Securities Corp. 6.60% 2027..............         25,000          25,037
Salomon, Inc. 7.00% 1999..............................        100,000         101,196

INSURANCE -- 0.4%
Travelers Capital II 7.75% 2036.......................        100,000         100,163
                                                                        -------------
                                                                              740,575
                                                                        -------------

INDUSTRIAL & COMMERCIAL -- 0.7%
AEROSPACE & MILITARY TECHNOLOGY -- 0.7%
Lockheed Martin Corp. 7.25% 2006......................        115,000         119,054
Raytheon Co. 6.45% 2002...............................         35,000          34,952
Raytheon Co. 7.20% 2027...............................          5,000           5,011
                                                                        -------------
                                                                              159,017
                                                                        -------------

INFORMATION & ENTERTAINMENT -- 0.5%
BROADCASTING & MEDIA -- 0.5%
News America Holdings, Inc. 7.70% 2025................        100,000          98,115
Time Warner Entertainment Co. LP 8.38% 2033...........         20,000          21,460
                                                                        -------------
                                                                              119,575
                                                                        -------------

----------------
44

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.8%
TELECOMMUNICATIONS -- 0.8%
Compania de Telecomunicaciones 7.63% 2006.............  $     100,000   $     105,217
SK Telecom Ltd. 7.75% 2004............................        100,000         101,745
                                                                        -------------
                                                                              206,962
                                                                        -------------

MUNICIPAL BONDS -- 0.2%
MUNICIPAL BONDS -- 0.2%
New Jersey Economic Development Authority, Series A
 7.43% 2029...........................................         40,000          42,037
                                                                        -------------

U.S. GOVERNMENT & AGENCIES -- 11.9%
U.S. GOVERNMENT & AGENCIES -- 11.9%
Federal National Mortgage Association 5.50% 2011......         86,057          82,533
Federal National Mortgage Association 7.00% 2023......         10,000           9,387
Federal National Mortgage Association 7.00% 2027......         49,500          49,299
Federal National Mortgage Association 8.50% 2019......         35,000          38,019
Federal National Mortgage Association 9.00% 2026......         37,947          40,413
Federal National Mortgage Association 9.00% 2026......         39,590          42,065
Government National Mortgage Association 5.50% TBA....         80,000          79,925
Government National Mortgage Association 6.88% 2023...         21,332          21,955
Government National Mortgage Association 6.88% 2025...         43,562          44,706
Government National Mortgage Association 7.13% 2025...         20,284          20,873
Government National Mortgage Association 7.38% 2026...         22,972          23,718
Government National Mortgage Association 7.50% 2026...        344,563         350,483
Government National Mortgage Association 7.50% 2026...        112,934         114,874
Government National Mortgage Association 7.50% 2027...        360,441         372,606
Government National Mortgage Association 8.50% 2026...         22,051          23,071
Government National Mortgage Association 8.50% 2026...        489,694         512,343
Government National Mortgage Association 8.50% 2026...        478,254         500,374
United States Treasury Bonds 6.38% 2027...............        220,000         219,036
United States Treasury Notes 5.88% 1999...............        255,000         255,199
United States Treasury Notes 6.13% 2007...............         25,000          25,012
United States Treasury Notes 6.25% 2002...............         55,000          55,507
                                                                        -------------
                                                                            2,881,398
                                                                        -------------

UTILITIES -- 0.7%
ELECTRIC UTILITIES -- 0.7%
Arizona Public Services Co. 6.75% 2006................        160,000         160,381
                                                                        -------------
TOTAL BONDS & NOTES (cost $4,528,213).................                      4,598,428
                                                                        -------------


WARRANTS -- 0.0%                                           SHARES
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 0.0%
MULTI-INDUSTRY -- 0.0%
Compagnie Generale des Eaux (cost $0).................             20              11
                                                                        -------------
TOTAL INVESTMENT SECURITIES (cost $19,728,349)........                     21,476,069
                                                                        -------------

                                                                ----------------

                                                          PRINCIPAL
REPURCHASE AGREEMENT -- 10.9%                              AMOUNT           VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 10.9%
Agreement with Union Bank of Switzerland, bearing
 interest of 6.05% dated 9/30/97, to be repurchased
 10/01/97 in the amount of $2,641,444 and
 collateralized by $1,849,000 U.S. Treasury Notes
 12.00% due 8/15/13
 (cost $2,641,000)....................................  $   2,641,000   $   2,641,000
                                                                        -------------

TOTAL INVESTMENTS -- (cost $22,369,349)                   99.5%           24,117,069
Other assets less liabilities --                           0.5               116,031
                                                        ------         -------------
NET ASSETS --                                            100.0%        $  24,233,100
                                                        ------         -------------
                                                        ------         -------------

-------------

+   Non-income producing securities

*  Resale restricted to qualified institutional buyers

ADR -- American Depository Receipt

GDR -- Global Depository Receipt

SEK -- Swedish Krona

TBA -- Securities purchased on a forward commitment with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
----------------------------------------------------------------------------------------
                                                                              GROSS
           CONTRACT                      IN               DELIVERY          UNREALIZED
          TO DELIVER                EXCHANGE FOR            DATE           APPRECIATION
----------------------------------------------------------------------------------------
*JPY                9,000,000         USD    81,213          11/20/97     $       6,081
*JPY                5,475,000         USD    48,893          11/20/97             3,187
                                                                                -------
                                                                                  9,268
                                                                                -------


                                                                              GROSS
                                                                            UNREALIZED
                                                                           DEPRECIATION
----------------------------------------------------------------------------------------
*USD                   48,217       JPY   5,475,000          11/20/97            (2,511)
*USD                   79,260       JPY   9,000,000          11/20/97            (4,127)
USD                    87,237         FRF   540,000          02/11/98            (4,552)
USD                   185,623        FRF  1,100,000          02/11/98            (1,356)
                                                                                -------
                                                                                (12,548)
                                                                                -------
Net Unrealized Depreciation..........................................     $      (3,280)
                                                                                -------
                                                                                -------

-------------

* Represents open forward foreign currency and offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk

FRF -- French Franc
JPY -- Japanese Yen
USD -- United States Dollar

See Notes to Financial Statements

----------------
46

------------------

SEASONS SERIES TRUST
STOCK PORTFOLIO                       INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1997

                                                                     (UNAUDITED)

COMMON STOCK -- 94.4%                      SHARES       VALUE
----------------------------------------------------------------
CONSUMER DISCRETIONARY -- 6.5%
APPAREL & TEXTILES -- 0.2%
Louis Vuitton...........................        210  $    44,636

HOUSING -- 0.8%
Masco Corp. ............................      3,300      151,181

RETAIL -- 5.5%
Circuit City Stores, Inc.+ .............        700       28,219
Corporate Express, Inc.+ ...............      4,000       84,500
CVS Corp. ..............................      1,707       97,086
Dillards, Inc. .........................      2,900      127,056
Hennes & Mauritz AB, Class B............      2,000       87,381
Home Depot, Inc. .......................      2,500      130,312
Kohl's Corp.+ ..........................      1,400       99,400
Safeway, Inc.+ .........................      3,200      174,000
Tag Heuer International SA ADR+ ........     11,600      153,700
Wal-Mart Stores, Inc. ..................      3,600      131,850
                                                     -----------
                                                       1,309,321
                                                     -----------

CONSUMER STAPLES -- 5.1%
FOOD, BEVERAGE & TOBACCO -- 3.4%
Hershey Foods Corp. ....................        700       39,550
PepsiCo, Inc. ..........................      5,100      206,869
Philip Morris Cos., Inc. ...............      6,900      286,781
Sara Lee Corp. .........................      2,800      144,200

HOUSEHOLD PRODUCTS -- 1.7%
Kimberly-Clark Corp. ...................      3,200      156,600
Kimberly-Clark de Mexico SA de CV ADR...     14,800       77,429
Procter & Gamble Co. ...................      1,600      110,500
                                                     -----------
                                                       1,021,929
                                                     -----------

ENERGY -- 3.8%
ENERGY SERVICES -- 2.6%
Halliburton Co. ........................      2,100      109,200
Royal Dutch Petroleum Co. ..............      6,000      333,000
Schlumberger Ltd. ......................      1,100       92,606

ENERGY SOURCES -- 1.2%
Cooper Cameron Corp.+ ..................        800       57,450
Mobil Corp. ............................      2,400      177,600
                                                     -----------
                                                         769,856
                                                     -----------

                                                                ----------------

COMMON STOCK (CONTINUED)                   SHARES       VALUE
----------------------------------------------------------------
FINANCE -- 18.4%
BANKS -- 5.8%
Barnett Banks, Inc. ....................      1,200  $    84,900
BCA Fideuram SpA........................     24,000      100,107
Citicorp................................      1,500      200,906
First Union Corp.+ .....................      1,800       90,113
Mellon Bank Corp. ......................      1,300       71,175
Northern Trust Corp. ...................      1,900      112,338
Norwest Corp. ..........................      2,900      177,625
Toronto Dominion Bank...................      3,900      133,087
Wells Fargo & Co. ......................        700      192,500

FINANCIAL SERVICES -- 6.1%
Federal Home Loan Mortgage Corp. .......     17,100      602,775
Federal National Mortgage Association...      6,200      291,400
H&R Block, Inc. ........................      3,500      135,187
SLM Holding Corp. ......................        300       46,350
Travelers Group, Inc. ..................      2,200      150,150

INSURANCE -- 6.5%
Ace Ltd. ...............................      4,500      423,000
Aetna, Inc. ............................        700       57,006
Exel Ltd. ORD...........................      1,900      113,169
Fairfax Financial Holdings Ltd.+ .......        460      127,477
Mutual Risk Management Ltd. ............      3,100      157,519
Partner Residential Holding Corp. ......        800       34,450
St. Paul Cos., Inc. ....................      1,600      130,500
UNUM Corp. .............................      5,900      269,188
                                                     -----------
                                                       3,700,922
                                                     -----------

HEALTHCARE -- 11.4%
DRUGS -- 7.7%
American Home Products Corp. ...........      1,700      124,100
Amgen, Inc.+ ...........................      1,400       67,113
Astra AB, Class B.......................      5,966      105,363
Biogen, Inc.+ ..........................      2,100       68,119
Bristol-Myers Squibb Co. ...............      2,000      165,500
Genentech, Inc.+ .......................      2,600      151,125
Johnson & Johnson.......................      1,400       80,675
Merck & Co., Inc. ......................      2,300      229,856
Novartis AG ADR.........................        133      203,926
Pfizer, Inc. ...........................      3,800      228,237
Warner-Lambert Co. .....................      1,000      134,938

HEALTH SERVICES -- 1.5%
HEALTHSOUTH Corp.+ .....................      6,400      170,800
Pacificare Health Systems, Inc., Class
 B+ ....................................        900       61,313
United Healthcare Corp. ................      1,300       65,000

MEDICAL PRODUCTS -- 2.2%
Baxter International, Inc. .............      2,400      125,400
Boston Scientific Corp.+ ...............      1,200       66,225
Medtronic, Inc. ........................      2,600      122,200

----------------
48

COMMON STOCK (CONTINUED)                   SHARES       VALUE
----------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Tenet Healthcare Corp.+ ................      4,300  $   125,237
                                                     -----------
                                                       2,295,127
                                                     -----------

INDUSTRIAL & COMMERCIAL -- 14.3%
AEROSPACE & MILITARY TECHNOLOGY -- 1.4%
AlliedSignal, Inc. .....................      6,700      284,750

BUSINESS SERVICES -- 4.6%
CUC International, Inc.+ ...............      7,400      229,400
Hagemeyer NV............................      1,000       50,997
Ikon Office Solutions, Inc. ............      3,200       81,800
Newmont Mining Corp. ...................      3,600      161,775
Rentokil Initial PLC+ ..................     29,500      121,776
Service Corp. International.............      3,400      109,438
United Engineers Bhd. ..................     12,000       38,468
USA Waste Services, Inc.+ ..............      3,000      119,625

MACHINERY -- 3.3%
Danaher Corp. ..........................      6,700      388,600
Teleflex, Inc. .........................      4,300      148,887
TriMas Corp. ...........................      3,600      109,800

MULTI-INDUSTRY -- 4.6%
Berkshire Hathaway, Inc. ...............          6      268,800
Swire Pacific Ltd., Class A.............      8,000       61,256
Tomkins PLC.............................     45,000      252,518
Tyco International Ltd. ................      3,173      260,384
Unilever NV.............................        400       85,050

TRANSPORTATION -- 0.4%
Tranz Rail Holdings, Inc. ..............      5,000       82,500
                                                     -----------
                                                       2,855,824
                                                     -----------

INFORMATION & ENTERTAINMENT -- 8.3%
BROADCASTING & MEDIA -- 4.6%
Elsevier NV.............................      3,700       53,726
Interpublic Group of Cos., Inc. ........      3,050      156,503
Modern Times Group AB+ .................      1,500       11,862
Reuters Holdings PLC ADR................        900       64,125
Tribune Co. ............................      3,700      197,256
Ver Ned Uitgevers.......................      8,600      199,628
Vodafone Group PLC......................     13,300       71,416
Vodafone Group PLC ADR..................      3,300      177,375

ENTERTAINMENT PRODUCTS -- 0.7%
Mattel, Inc. ...........................      4,300      142,438

LEISURE & TOURISM -- 3.0%
Carnival Corp., Class A.................      2,900      134,125
Disney (Walt) Co. ......................      2,600      209,625
Granada Group PLC.......................      7,500      105,881
Hutchison Whampoa Ltd. .................      9,000       88,686

                                                                ----------------

COMMON STOCK (CONTINUED)                   SHARES       VALUE
----------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
McDonald's Corp. .......................      1,500  $    71,437
                                                     -----------
                                                       1,684,083
                                                     -----------

INFORMATION TECHNOLOGY -- 22.2%
BROADCASTING & MEDIA -- 0.7%
Grupo Lusacell SA, Series D ADR+ .......     11,200      140,000

COMMUNICATION EQUIPMENT -- 3.3%
3Com Corp.+ ............................      4,000      205,000
Cisco Systems, Inc.+ ...................      2,400      175,350
Cox Communications, Inc., Class A+ .....      3,300       90,956
Telecomunicacoes Brasileras SA ADR......      1,000      128,750
WorldCom, Inc.+ ........................      4,800      169,800

COMPUTERS & BUSINESS EQUIPMENT -- 2.2%
Automatic Data Processing, Inc. ........      2,700      135,000
Compaq Computer Corp.+ .................        300       22,425
Dell Computer Corp.+ ...................        800       77,500
EMC Corp.+ .............................        800       46,700
Hewlett-Packard Co. ....................      2,300      159,994

ELECTRONICS -- 8.5%
Analog Devices, Inc.+ ..................      3,400      113,900
General Electric Co. ...................      8,400      571,725
Getronics NV+ ..........................      2,800       87,645
Intel Corp. ............................      2,500      230,781
Linear Technology Corp. ................      2,700      185,625
Maxim Integrated Products, Inc.+ .......      2,900      207,169
Molex, Inc. Class A.....................      2,325       94,744
Motorola, Inc. .........................      1,700      122,187
National Semiconductor Corp.+ ..........      1,700       69,700
Xilinx, Inc.+ ..........................        600       30,375

SOFTWARE -- 6.8%
BMC Software, Inc.+ ....................      4,000      259,000
First Data Corp. .......................      6,900      259,181
McAfee Associates, Inc.+ ...............      2,800      148,400
Microsoft Corp.+ .......................      2,100      277,856
Oracle Systems Corp.+ ..................      5,750      209,516
Parametric Technology Corp.+ ...........      4,800      211,800

TELECOMMUNICATIONS -- 0.2%
Ericsson (L.M.) Telecommunications Co.,
 Class B ADR............................        700       33,556
                                                     -----------
                                                       4,464,635
                                                     -----------

MATERIALS -- 1.1%
CHEMICALS -- 0.5%
Great Lakes Chemical Corp. .............      2,000       98,625

METALS & MINERALS -- 0.6%
Anglo American Platinum Corp. Ltd. .....      3,800       65,812
Pohang Iron & Steel Co., Ltd. ADR.......        300        7,725

----------------
50

COMMON STOCK (CONTINUED)                   SHARES       VALUE
----------------------------------------------------------------

MATERIALS (CONTINUED)
METALS & MINERALS (CONTINUED)
Rustenburg Platinum Holdings Ltd. ADR...      2,900  $    50,247
                                                     -----------
                                                         222,409
                                                     -----------
REAL ESTATE -- 1.7%
REAL ESTATE COMPANIES -- 0.5%
Security Capital US Realty+ ............      7,000      104,300
REAL ESTATE INVESTMENT TRUSTS -- 1.2%
Starwood Lodging Trust..................      4,100      235,494
                                                     -----------
                                                         339,794
                                                     -----------
UTILITIES -- 1.6%
TELEPHONE -- 1.6%
AT&T Corp. .............................      2,400      106,350
Telecel-Comunicacaoes Pessoais SA+ .....      2,100      170,390
Telecom Italia Mobile SpA...............      6,200       24,604
Telecom Italia SpA......................      4,139       16,101
                                                     -----------
                                                         317,445
                                                     -----------
TOTAL INVESTMENT SECURITIES (cost
 $16,724,225)...........................              18,981,345
                                                     -----------


                                          PRINCIPAL
SHORT-TERM SECURITIES -- 6.9%              AMOUNT
----------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 3.7%
Ciesco L.P. 5.50% due 11/18/97..........  $ 350,000      347,433
Delaware Funding Corp. 5.52% due
 10/15/97...............................    274,000      273,412
General Electric Capital Corp. 5.51% due
 11/03/97...............................    125,000      124,369
                                                     -----------
                                                         745,214
                                                     -----------
FEDERAL AGENCY OBLIGATIONS -- 3.2%
Federal Home Loan Mortgage Discount
 Notes 5.39% due 11/13/97...............    122,000      121,215
Federal Home Loan Mortgage Discount
 Notes 5.41% due 10/14/97...............     34,000       33,934
Federal Home Loan Mortgage Discount
 Notes 5.44% due 11/13/97...............     90,000       89,415
Federal National Mortgage Association
 Discount Notes 5.41% due 10/14/97......    110,000      109,785
Federal National Mortgage Association
 Discount Notes 5.46% due 10/24/97......    204,000      203,288
Federal National Mortgage Association
 Discount Notes 5.46% due 10/29/97......     69,000       68,707
United States Treasury Bills 4.95% due
 11/13/97...............................     26,000       25,846
                                                     -----------
                                                         652,190
                                                     -----------
TOTAL SHORT-TERM SECURITIES (cost
 $1,397,404)............................               1,397,404
                                                     -----------

TOTAL INVESTMENTS --
  (cost $18,121,629)                     101.3 %      20,378,749
Liabilities in excess of other assets
  --                                      (1.3)         (263,170)
                                         ------      -----------
NET ASSETS --                            100.00%     $20,115,579
                                         ------      -----------
                                         ------      -----------

------------
+   Non-income producing securities
*  Resale restricted to qualified institutional buyers
ADR -- American Depository Receipt

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997 (UNAUDITED)

                                                                  MULTI-       MULTI-                      ASSET
                                                     MULTI-       MANAGED      MANAGED      MULTI-      ALLOCATION:
                                                     MANAGED     MODERATE      INCOME/      MANAGED     DIVERSIFIED
                                                     GROWTH       GROWTH       EQUITY       INCOME        GROWTH          STOCK
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value*.................  $13,451,805  $14,108,017  $10,342,564  $ 8,424,961  $ 21,476,069    $18,981,345
Short-term securities*...........................    1,202,000    1,139,000      200,000       25,000            --      1,397,404
Repurchase agreements (cost equals market).......      880,000    1,284,000    1,494,000      926,000     2,641,000             --
Cash.............................................       93,925       76,983       31,021        8,070        15,177            793
Foreign currency.................................        7,082       12,217       15,121       19,153        12,888            179
Receivables for --
  Sales of investments...........................      158,504      240,572      271,879      293,540       356,489         39,162
  Foreign currency contracts.....................      121,387      212,432      257,950      288,291        43,305         35,853
  Fund shares sold...............................       84,917       42,333       45,288       34,172        96,525         82,864
  Dividends and accrued interest.................       55,028       93,738       98,919      104,621        89,408         27,435
Deferred organizational expenses.................       14,596       14,596       14,596       14,596        14,596         14,596
Due from adviser.................................        6,189        6,183        7,330        7,924        10,661          4,341
Prepaid expenses.................................          125          131          121           78           197            165
Unrealized appreciation on forward foreign
  currency
  contracts......................................           95           65           50           30         9,268             --
                                                   -------------------------------------------------------------------------------
                                                    16,075,653   17,230,267   12,778,839   10,146,436    24,765,583     20,584,137
                                                   -------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Purchases of investments.......................      854,065      858,916      505,699      404,963       435,837        394,723
  Foreign currency contracts.....................      120,961      211,688      257,045      287,280        43,491         36,086
  Management fees................................       10,159       10,201        7,413        5,545        15,408         12,812
  Fund shares redeemed...........................          574          616          587          360           984            815
Other accrued expenses...........................       23,033       22,945       20,020       18,378        24,215         24,122
Unrealized depreciation on forward foreign
  currency
  contracts......................................       15,252       17,978       17,603       18,049        12,548             --
                                                   -------------------------------------------------------------------------------
                                                     1,024,044    1,122,344      808,367      734,575       532,483        468,558
                                                   -------------------------------------------------------------------------------
NET ASSETS.......................................  $15,051,609  $16,107,923  $11,970,472  $ 9,411,861  $ 24,233,100    $20,115,579
                                                   -------------------------------------------------------------------------------
                                                   -------------------------------------------------------------------------------
Shares of beneficial interest outstanding
  (unlimited shares authorized)..................    1,244,273    1,362,068    1,068,831      857,296     2,086,410      1,604,205
Net asset value per share........................       $12.10       $11.83       $11.20       $10.98        $11.61         $12.54
                                                   -------------------------------------------------------------------------------
                                                   -------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Capital paid in..................................  $13,414,951  $14,574,353  $11,105,743  $ 8,757,941  $ 21,997,138    $17,565,423
Accumulated undistributed net investment
  income.........................................       72,266      114,646      151,137      164,736       185,026         28,458
Accumulated undistributed net realized gain on
  investments....................................      292,582      255,690      121,991       99,379       306,540        264,385
Unrealized appreciation on investments...........    1,286,657    1,180,578      608,448      406,887     1,747,720      2,257,120
Unrealized foreign exchange gain (loss) on other
  assets and liabilities.........................      (14,847)     (17,344)     (16,847)     (17,082)       (3,324)           193
                                                   -------------------------------------------------------------------------------
                                                   $15,051,609  $16,107,923  $11,970,472  $ 9,411,861  $ 24,233,100    $20,115,579
                                                   -------------------------------------------------------------------------------
                                                   -------------------------------------------------------------------------------

---------------
* Cost
  Investment securities..........................  $12,165,148  $12,927,439  $ 9,734,116  $ 8,018,074  $ 19,728,349    $16,724,225
                                                   -------------------------------------------------------------------------------
                                                   -------------------------------------------------------------------------------

  Short-term securities..........................  $ 1,202,000  $ 1,139,000  $   200,000  $    25,000  $         --    $ 1,397,404
                                                   -------------------------------------------------------------------------------
                                                   -------------------------------------------------------------------------------

See Notes to Financial Statements

----------------
52

----------------

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                                                      MULTI-      MULTI-                     ASSET
                                                          MULTI-     MANAGED     MANAGED       MULTI-     ALLOCATION:
                                                         MANAGED     MODERATE    INCOME/      MANAGED     DIVERSIFIED
                                                          GROWTH      GROWTH      EQUITY       INCOME       GROWTH        STOCK
----------------------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest............................................  $  109,832  $  154,053  $ 183,977    $ 194,521    $  150,681    $   29,332
  Dividends...........................................      18,541      16,064     10,625        6,053       123,357        73,605
                                                        --------------------------------------------------------------------------
    Total income*.....................................     128,373     170,117    194,602      200,574       274,038       102,937
                                                        --------------------------------------------------------------------------
EXPENSES:
  Management fees.....................................      38,709      38,967     30,899       26,033        62,529        52,320
  Custodian fees......................................      14,407      14,374     13,831       13,200        25,236        14,205
  Auditing fees.......................................      11,205      11,205     10,175        9,145        12,860        11,830
  Reports to investors................................       4,665       4,725      3,820        2,975         6,855         5,950
  Legal fees..........................................       2,579       2,579      2,491        2,403         2,755         2,623
  Amortization of organizational expenses.............         640         640        640          640           640           640
  Trustees' fees......................................         313         313        269          257           570           514
  Other expenses......................................         823         823        823          823           823           823
                                                        --------------------------------------------------------------------------
    Total expenses before reimbursement...............      73,341      73,626     62,948       55,476       112,268        88,905
    Expenses reimbursed by the investment adviser.....     (17,234)    (18,155)   (19,483)     (19,638)      (23,256)      (14,426)
                                                        --------------------------------------------------------------------------
Net investment income.................................      72,266     114,646    151,137      164,736       185,026        28,458
                                                        --------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
  Net realized gain on investments....................     289,667     248,776    114,736       89,716       301,569       268,785
  Net realized foreign exchange gain (loss) on
    other assets and liabilities......................       2,915       6,914      7,255        9,663         4,971        (4,400)
  Change in unrealized appreciation/depreciation
    on investments....................................   1,286,657   1,180,578    608,448      406,887     1,747,720     2,257,120
  Change in unrealized foreign exchange gain/loss
    on other assets and liabilities...................     (14,847)    (17,344)   (16,847)     (17,082)       (3,324)          193
                                                        --------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
  and foreign currencies..............................   1,564,392   1,418,924    713,592      489,184     2,050,936     2,521,698
                                                        --------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...........................  $1,636,658  $1,533,570  $ 864,729    $ 653,920    $2,235,962    $2,550,156
                                                        --------------------------------------------------------------------------
                                                        --------------------------------------------------------------------------

---------------
* Net of foreign withholding taxes on interest and
  dividends of........................................  $      327  $      255  $     146    $      53    $    3,622    $    2,519
                                                        --------------------------------------------------------------------------
                                                        --------------------------------------------------------------------------

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                                                   MULTI-       MULTI-                     ASSET
                                                      MULTI-       MANAGED      MANAGED      MULTI-     ALLOCATION:
                                                      MANAGED     MODERATE      INCOME/     MANAGED     DIVERSIFIED
                                                      GROWTH       GROWTH       EQUITY       INCOME       GROWTH          STOCK
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income.............................  $    72,266  $   114,646  $   151,137  $  164,736  $    185,026    $    28,458
Net realized gain on investments..................      289,667      248,776      114,736      89,716       301,569        268,785
Net realized foreign exchange gain (loss) on
  other assets and liabilities....................        2,915        6,914        7,255       9,663         4,971         (4,400)
Change in unrealized appreciation/depreciation
  on investments..................................    1,286,657    1,180,578      608,448     406,887     1,747,720      2,257,120
Change in unrealized foreign exchange gain/loss
  on other assets and liabilities.................      (14,847)     (17,344)     (16,847)    (17,082)       (3,324)           193
                                                    ------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations......................................    1,636,658    1,533,570      864,729     653,920     2,235,962      2,550,156
                                                    ------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold.........................   13,642,629   14,749,732   11,180,065   8,816,050    22,190,929     18,345,542
Cost of shares repurchased........................     (227,678)    (175,379)     (74,322)    (58,109)     (193,791)      (780,119)
                                                    ------------------------------------------------------------------------------
Net increase in net assets resulting from capital
  share transactions..............................   13,414,951   14,574,353   11,105,743   8,757,941    21,997,138     17,565,423
                                                    ------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS......................   15,051,609   16,107,923   11,970,472   9,411,861    24,233,100     20,115,579

NET ASSETS:
Beginning of period...............................            0            0            0           0             0              0
                                                    ------------------------------------------------------------------------------
End of period.....................................  $15,051,609  $16,107,923  $11,970,472  $9,411,861  $ 24,233,100    $20,115,579
                                                    ------------------------------------------------------------------------------
                                                    ------------------------------------------------------------------------------

---------------
Accumulated undistributed net investment income...  $    72,266  $   114,646  $   151,137  $  164,736  $    185,026    $    28,458
                                                    ------------------------------------------------------------------------------
                                                    ------------------------------------------------------------------------------

Shares issued and repurchased:
Sold..............................................    1,263,766    1,377,322    1,075,680     862,751     2,103,707      1,670,466
Repurchased.......................................      (19,493)     (15,254)      (6,849)     (5,455)      (17,297)       (66,261)
                                                    ------------------------------------------------------------------------------
Net increase......................................    1,244,273    1,362,068    1,068,831     857,296     2,086,410      1,604,205
                                                    ------------------------------------------------------------------------------
                                                    ------------------------------------------------------------------------------

See Notes to Financial Statements

----------------
54

----------------

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF BUSINESS: Seasons Series Trust ("the Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end, management investment company. It was established to provide a funding medium for certain annuity contracts issued by Variable Annuity Account Five (the "Account"), a separate account of Anchor National Life Insurance Company (the "Life Company"), organized under the laws of the state of Arizona.

The Trust currently issues six separate series of shares ("Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objective. All shares may be purchased or redeemed by the Account at net asset value without any sales or redemption charge.

The investment objectives for each portfolio are as follows:

The MULTI-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.

The MULTI-MANAGED MODERATE GROWTH PORTFOLIO seeks long-term growth of capital, with capital preservation as a secondary objective.

The MULTI-MANAGED INCOME/EQUITY PORTFOLIO seeks conservation of principal while maintaining some potential for long-term growth of capital.

The MULTI-MANAGED INCOME PORTFOLIO seeks capital preservation.

The ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO seeks capital appreciation. The STOCK PORTFOLIO seeks long-term capital appreciation, and secondarily, increasing dividend income through investments primarily in well-established growth companies.

SunAmerica Asset Management Corp. ("SunAmerica" or the "Adviser"), an indirect, wholly owned subsidiary of the Life Company, serves as investment adviser for all the Portfolios of the Trust. Janus Capital Corporation ("Janus") and Wellington Management Company, LLP ("WMC") both serve as subadvisers for each of the Multi-Managed Portfolios. Each of Janus and WMC is responsible for managing one particular portion of the assets (each, a "Managed Component" or "component") of each of the Multi-Managed Portfolios, subject to the supervision of SunAmerica. Putnam Investment Management, Inc. ("Putnam") serves as subadviser for the Asset Allocation: Diversified Growth Portfolio and will be responsible for managing the Portfolio, subject to the supervision of SunAmerica. T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as subadviser for the Stock Portfolio and will be responsible for managing the Portfolio, subject to the supervision of SunAmerica. (Janus, WMC, Putnam and T. Rowe Price are referred to herein individually as a "Subadviser," and collectively as the "Subadvisers.") In addition to being responsible for overall supervision of each Portfolio, SunAmerica manages one or more particular components of each of the Multi-Managed Portfolios.

Each Multi-Managed Portfolio is organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Investments in each Multi-Managed Portfolio (and redemption requests) will be allocated among the Managed Components of such Portfolio as described in the chart below. The Trust expects that differences in investment returns among the Managed Components of a Multi-Managed Portfolio will cause the actual percentage of the Portfolio's assets allocated to each component to vary from the target allocation over the course of a calendar quarter. Accordingly, the assets of each Multi-Managed Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

                           Managed Components As a Target Percentage
                                of each Multi-Managed Portfolio
                 --------------------------------------------------------------
                   SunAmerica/                                        WMC/
                   Aggressive        Janus/        SunAmerica/        Fixed
                     Growth          Growth         Balanced         Income
   PORTFOLIO        component       component       component       component
---------------  ---------------  -------------  ---------------  -------------
Multi-Managed
  Growth
  Portfolio               20%             40%             20%             20%
Multi-Managed
  Moderate
  Growth
  Portfolio               18%             28%             18%             36%
Multi-Managed
  Income/
  Equity
  Portfolio                0%             18%             28%             54%
Multi-Managed
  Income
  Portfolio                0%              8%             17%             75%

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the opinion of management of the Trust, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust at September 30, 1997, and the results of its operations, the changes in its net assets and its financial highlights for the period then ended. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Futures contracts are valued at the last sale price established each day by the board of trade or exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: As is customary in the mutual fund industry, securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust amortizes premiums and accretes discounts on fixed income securities, as well as those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

Common expenses incurred by the Trust are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

ORGANIZATIONAL EXPENSES: Costs incurred by the Adviser in connection with the organization and registration of the Trust amounted to $91,413. Organizational expenses are amortized on a straight line basis by each applicable Portfolio of the Trust over the period of benefit not to exceed 60 months from the date the respective Portfolio commenced operations.

3. OPERATING POLICIES:
REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in joint repo transactions with other affiliated investment companies.

As of September 30, 1997, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, and Multi-Managed Income Portfolios had a
 .5%, .5%, .7%, and .1% undivided interest, respectively, which represented $495,000, $444,000, $674,000, and $91,000, respectively, in principal amount in a joint repo with PaineWebber, Inc. In addition, the Portfolios had .4%, .8%,
 .8%, and .8% undivided interest, respectively, which represented $385,000, $840,000, $820,000, and $835,000, respectively, in principal amount in a joint repo with Lehman Brothers, Inc. As of such date the repos in the joint accounts and the collateral therefore were as follows:

PaineWebber, Inc., bearing interest of 5.90% dated 9/30/97, in the principal amount of $98,661,000 repurchase price $98,667,169 due 10/01/97 collateralized by $50,000,000 U.S. Treasury Notes 6.25% due 4/30/01, $7,930,000 U.S. Treasury
Notes 7.375% due 11/15/97, $26,830,000 U.S. Treasury Bonds 11.25% due 2/15/15,
approximate aggregate value $100,662,448.

Lehman Brothers, Inc., bearing interest of 6.04% dated 9/30/97, in the principal amount of $100,970,000 repurchase price $100,986,941 due 10/01/97 collateralized by $222,305,000 U.S. Treasury Strip Bonds due 5/15/09, approximate aggregate value $106,639,709.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

4. PORTFOLIO SECURITIES: The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal tax provision is required.

The amounts of aggregate unrealized gain (loss) and the cost of investment securities, including short-term securities at September 30, 1997, were as follows:

                                                        MULTI-          MULTI-
                                        MULTI-          MANAGED         MANAGED
                                        MANAGED        MODERATE         INCOME/
                                        GROWTH          GROWTH          EQUITY
                                     -------------   -------------   -------------
Cost...............................  $  14,247,148   $  15,350,439   $  11,428,116
                                     -------------   -------------   -------------
                                     -------------   -------------   -------------
Aggregate unrealized
  gain.............................  $   1,382,656   $   1,252,402   $     647,630
Aggregate unrealized
  (loss)...........................        (95,999)        (71,824)        (39,182)
                                     -------------   -------------   -------------
Unrealized gain (loss), net........  $   1,286,657   $   1,180,578   $     608,448
                                     -------------   -------------   -------------
                                     -------------   -------------   -------------

                                                         ASSET
                                        MULTI-        ALLOCATION:
                                        MANAGED       DIVERSIFIED
                                        INCOME          GROWTH           STOCK
                                     -------------   -------------   -------------
Cost...............................  $   8,969,074   $ 22,369,349    $  18,121,629
                                     -------------   -------------   -------------
                                     -------------   -------------   -------------
Aggregate unrealized
  gain.............................  $     429,601   $  1,885,954    $   2,400,819
Aggregate unrealized
  (loss)...........................        (22,714)      (138,234)        (143,699)
                                     -------------   -------------   -------------
Unrealized gain (loss), net........  $     406,887   $  1,747,720    $   2,257,120
                                     -------------   -------------   -------------
                                     -------------   -------------   -------------

5. MANAGEMENT OF THE TRUST: The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SunAmerica to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SunAmerica.

Pursuant to the Management Agreement entered into between the Adviser and the Trust, on behalf of each Portfolio, each Portfolio pays the Adviser a fee, payable monthly, computed daily at the annual rates of .89% of average daily net assets ("Assets") for the Multi-Managed Growth Portfolio, .85% of Assets for the Multi-Managed Moderate Growth Portfolio, .81% of Assets for the Multi-

Managed Income/Equity Portfolio, .77% of Assets for the Multi-Managed Income Portfolio, .85% of Assets for the Asset Allocation: Diversified Growth Portfolio and .85% of Assets for the Stock Portfolio.

The Management Agreement authorizes SunAmerica to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations below serve as Subadvisers to the portfolios pursuant to Subadvisory Agreements with SunAmerica. Each of the Subadvisers is independent of SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers' fees. All Subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses.

Each Subadviser is paid monthly by SunAmerica a fee equal to a percentage of the Assets of the Portfolio allocated to the Subadviser. SunAmerica has agreed to pay Janus a composite fee of .60% on the first $200 million and .55% on Assets over $200 million, and WMC a composite fee of .225% on the first $100 million,
 .125% on the next $100 million and .10% on Assets over $200 million, in each case based on the aggregate Assets it manages in the four Multi-Managed Portfolios. In addition, SunAmerica has agreed to pay each of Putnam and T. Rowe Price a fee at the following annual rates, expressed as a percentage of the Assets of the respective Portfolio: with regard to the Asset Allocation:
Diversified Growth Portfolio, .55% on the first $150 million, .50% on the next $150 million, and .40% on Assets over $300 million; and Stock Portfolio, .50% on the first $40 million, and .40% on Assets over $40 million.

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolio's Assets: Multi-Managed Growth Portfolio, 1.29%; Multi-Managed Moderate Growth Portfolio, 1.21%; Multi-Managed Income/Equity Portfolio, 1.14%; Multi-Managed Income Portfolio, 1.06%; Asset
Allocation: Diversified Growth Portfolio, 1.21%; and Stock Portfolio, 1.21%. The Adviser also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the foregoing expense limitations.

6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the period ended September 30, 1997 was as follows:

                                                        MULTI-          MULTI-
                                        MULTI-          MANAGED         MANAGED
                                        MANAGED        MODERATE         INCOME/
                                        GROWTH          GROWTH          EQUITY
                                     -------------   -------------   -------------
Purchases of portfolio
  securities.......................  $  15,823,504   $  16,544,203   $  11,270,130
Sales of portfolio
  securities.......................      4,518,540       4,316,550       1,731,006
U.S. government securities included
  above were as follows:
Purchases of U.S. government
  securities.......................      2,697,000       4,254,847       5,334,902
Sales of U.S. government
  securities.......................        207,615         178,439         442,347

                                                         ASSET
                                        MULTI-        ALLOCATION:
                                        MANAGED       DIVERSIFIED
                                        INCOME          GROWTH           STOCK
                                     -------------   -------------   -------------
Purchases of portfolio
  securities.......................  $  10,151,655   $ 34,210,203    $  18,577,015
Sales of portfolio securities......      2,182,278     14,730,474        2,282,000
U.S. government securities included
  above were as follows:
Purchases of U.S. government
  securities.......................      5,647,308     13,703,233               --
Sales of U.S. government
  securities.......................      1,241,237     10,876,718               --

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------------------------------------------------------

                                                                    DIVIDENDS
                                                                    DECLARED     DIVIDENDS     NET                  NET
            NET ASSET                 NET REALIZED &                FROM NET     FROM NET     ASSET               ASSETS
              VALUE        NET          UNREALIZED     TOTAL FROM    INVEST-     REALIZED     VALUE               END OF
  PERIOD    BEGINNING   INVESTMENT    GAIN(LOSS) ON    INVESTMENT     MENT        GAIN ON     END OF    TOTAL     PERIOD
  ENDED     OF PERIOD  INCOME(1)(2)    INVESTMENTS     OPERATIONS    INCOME     INVESTMENTS   PERIOD  RETURN(3)   (000'S)
-------------------------------------------------------------------------------------------------------------------------

                                             Multi-Managed Growth Portfolio

4/15/97-
9/30/97(5)   $10.00       $0.10           $2.00          $2.10           --           --      $12.10    21.00%    $15,052

                                         Multi-Managed Moderate Growth Portfolio
4/15/97-
9/30/97(5)    10.00        0.14            1.69           1.83           --           --      11.83     18.30      16,108

                                          Multi-Managed Income/Equity Portfolio
4/15/97-
9/30/97(5)    10.00        0.22            0.98           1.20           --           --      11.20     12.00      11,970

                                             Multi-Managed Income Portfolio
4/15/97-
9/30/97(5)    10.00        0.27            0.71           0.98           --           --      10.98      9.80       9,412

                                     Asset Allocation: Diversified Growth Portfolio
4/15/97-
9/30/97(5)    10.00        0.14            1.47           1.61           --           --      11.61     16.10      24,233

                                                     Stock Portfolio
4/15/97-
9/30/97(5)    10.00        0.03            2.51           2.54           --           --      12.54     25.40      20,116

----------
            ----------------------------------------------------

                           RATIO OF NET
              RATIO OF      INVESTMENT                 AVERAGE
            EXPENSES TO     INCOME TO                 COMMISSION
  PERIOD    AVERAGE NET    AVERAGE NET    PORTFOLIO      PER
  ENDED        ASSETS         ASSETS      TURNOVER     SHARE(4)
----------
            ----------------------------------------------------

                       Multi-Managed Growth Portfolio
4/15/97-
9/30/97(5)    1.29%(6)(7)    1.66%(6)(7)      63%       $.0505

                  Multi-Managed Moderate Growth Portfolio
4/15/97-
9/30/97(5)    1.21(6)(7)     2.50(6)(7)       58         .0477

                   Multi-Managed Income/Equity Portfolio
4/15/97-
9/30/97(5)    1.14(6)(7)     3.96(6)(7)       29         .0482

                       Multi-Managed Income Portfolio
4/15/97-
9/30/97(5)    1.06(6)(7)     4.87(6)(7)       38         .0578

               Asset Allocation: Diversified Growth Portfolio
4/15/97-
9/30/97(5)    1.21(6)(7)     2.52(6)(7)      113         .0306

                              Stock Portfolio
4/15/97-
9/30/97(5)    1.21(6)(7)     0.46(6)(7)       20         .0327

----------------------------------

(1) Calculated based upon average shares outstanding

(2) After fee waivers and expense reimbursements by the investment adviser

(3) Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

(4) The average commission per share is derived by dividing the agency commissions paid on equity securities trades by the number of shares purchased or sold.

(5) Unaudited

(6) Annualized

(7) During the period April 15, 1997 (commencement of operations) through September 30, 1997, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                    EXPENSES (6)   NET INVESTMENT INCOME (6)
                                                    ------------   -------------------------
Multi-Managed Growth Portfolio....................      1.69%                1.26%
Multi-Managed Moderate Growth Portfolio...........      1.61                 2.10
Multi-Managed Income/Equity Portfolio.............      1.65                 3.45
Multi-Managed Income Portfolio....................      1.64                 4.29
Asset Allocation: Diversified Growth Portfolio....      1.53                 2.20
Stock Portfolio...................................      1.44                 0.23

See Notes to Financial Statements

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J-1906-SAR (11/97)